UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

 =============================================================

       SEMIANNUAL REPORT
       USAA INTERMEDIATE-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2014

 =============================================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF THE TAPER
IS AN INDICATION THAT FED POLICYMAKERS BELIEVE     [PHOTO OF DANIEL S. McNAMARA]
THE U.S. ECONOMIC RECOVERY IS STRENGTHENING."

--------------------------------------------------------------------------------

FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (I.E., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

================================================================================

================================================================================

growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

  Portfolio of Investments                                                  17

  Notes to Portfolio of Investments                                         43

  Financial Statements                                                      48

  Notes to Financial Statements                                             52

EXPENSE EXAMPLE                                                             71

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company
    R. MATTHEW FREUND, CFA
    JULIANNE BASS, CFA
    BRIAN W. SMITH*, CFA, CPA
--------------------------------------------------------------------------------

o HOW DID THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 2.70%, 2.75%, and 2.55%, respectively. During the same period, the Barclays U.S. Aggregate Bond Index returned 1.78% and the Lipper Index** returned 2.10%. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 4.31%, 4.41%, and 4.02%, respectively, compared to 2.83% for the Lipper Core Plus Bond Funds Average.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

    *Effective December 1, 2013, Brian W. Smith co-manages the Fund.

    **The Lipper Index tracks the performance of funds that invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. SOURCE: LIPPER, A THOMSON REUTERS COMPANY.

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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2  | USAA INTERMEDIATE-TERM BOND FUND

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                        o 10-YEAR U.S. TREASURY YIELDS o

                     [CHART OF 10-YEAR U.S. TREASURY YIELDS]

                                                                  YIELD IN PERCENT
  8/1/2013                                                             2.707%
  8/2/2013                                                             2.597
  8/5/2013                                                             2.634
  8/6/2013                                                             2.643
  8/7/2013                                                             2.600
  8/8/2013                                                             2.590
  8/9/2013                                                             2.579
 8/12/2013                                                             2.621
 8/13/2013                                                             2.720
 8/14/2013                                                             2.714
 8/15/2013                                                             2.767
 8/16/2013                                                             2.826
 8/19/2013                                                             2.881
 8/20/2013                                                             2.815
 8/21/2013                                                             2.894
 8/22/2013                                                             2.885
 8/23/2013                                                             2.815
 8/26/2013                                                             2.786
 8/27/2013                                                             2.710
 8/28/2013                                                             2.766
 8/29/2013                                                             2.763
 8/30/2013                                                             2.785
  9/3/2013                                                             2.859
  9/4/2013                                                             2.898
  9/5/2013                                                             2.995
  9/6/2013                                                             2.935
  9/9/2013                                                             2.913
 9/10/2013                                                             2.965
 9/11/2013                                                             2.913
 9/12/2013                                                             2.910
 9/13/2013                                                             2.886
 9/16/2013                                                             2.865
 9/17/2013                                                             2.848
 9/18/2013                                                             2.689
 9/19/2013                                                             2.753
 9/20/2013                                                             2.735
 9/23/2013                                                             2.701
 9/24/2013                                                             2.656
 9/25/2013                                                             2.629
 9/26/2013                                                             2.651
 9/27/2013                                                             2.625
 9/30/2013                                                             2.611
 10/1/2013                                                             2.651
 10/2/2013                                                             2.618
 10/3/2013                                                             2.605
 10/4/2013                                                             2.646
 10/7/2013                                                             2.627
 10/8/2013                                                             2.633
 10/9/2013                                                             2.664
10/10/2013                                                             2.682
10/11/2013                                                             2.688
10/15/2013                                                             2.729
10/16/2013                                                             2.664
10/17/2013                                                             2.590
10/18/2013                                                             2.579
10/21/2013                                                             2.602
10/22/2013                                                             2.513
10/23/2013                                                             2.502
10/24/2013                                                             2.521
10/25/2013                                                             2.510
10/28/2013                                                             2.524
10/29/2013                                                             2.504
10/30/2013                                                             2.539
10/31/2013                                                             2.555
 11/1/2013                                                             2.623
 11/4/2013                                                             2.604
 11/5/2013                                                             2.671
 11/6/2013                                                             2.643
 11/7/2013                                                             2.601
 11/8/2013                                                             2.749
11/12/2013                                                             2.774
11/13/2013                                                             2.700
11/14/2013                                                             2.691
11/15/2013                                                             2.704
11/18/2013                                                             2.667
11/19/2013                                                             2.708
11/20/2013                                                             2.800
11/21/2013                                                             2.785
11/22/2013                                                             2.744
11/25/2013                                                             2.729
11/26/2013                                                             2.709
11/27/2013                                                             2.738
11/29/2013                                                             2.745
 12/2/2013                                                             2.796
 12/3/2013                                                             2.783
 12/4/2013                                                             2.835
 12/5/2013                                                             2.873
 12/6/2013                                                             2.856
 12/9/2013                                                             2.840
12/10/2013                                                             2.802
12/11/2013                                                             2.854
12/12/2013                                                             2.878
12/13/2013                                                             2.866
12/16/2013                                                             2.879
12/17/2013                                                             2.836
12/18/2013                                                             2.894
12/19/2013                                                             2.930
12/20/2013                                                             2.890
12/23/2013                                                             2.928
12/24/2013                                                             2.979
12/26/2013                                                             2.991
12/27/2013                                                             3.001
12/30/2013                                                             2.971
12/31/2013                                                             3.029
  1/2/2014                                                             2.990
  1/3/2014                                                             2.996
  1/6/2014                                                             2.959
  1/7/2014                                                             2.940
  1/8/2014                                                             2.990
  1/9/2014                                                             2.966
 1/10/2014                                                             2.859
 1/13/2014                                                             2.827
 1/14/2014                                                             2.872
 1/15/2014                                                             2.892
 1/16/2014                                                             2.842
 1/17/2014                                                             2.820
 1/21/2014                                                             2.830
 1/22/2014                                                             2.866
 1/23/2014                                                             2.778
 1/24/2014                                                             2.716
 1/27/2014                                                             2.749
 1/28/2014                                                             2.750
 1/29/2014                                                             2.678
 1/30/2014                                                             2.696
 1/31/2014                                                             2.645

                                   [END CHART]

          Source: Bloomberg Finance L.P.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Though progress was uneven, U.S. economic growth continued to improve during the reporting period, fueling speculation that the U.S. Federal Reserve (the
    Fed) would announce a reduction -- or "taper" -- in the pace of its monthly purchases of U.S. Treasury securities and mortgage-backed securities. Interest rates increased and bond prices (which move in the opposite direction of rates) declined on expectations of Fed tapering. The yield on a 10-year U.S. Treasury, which began the period at 2.71%, rose to nearly 3% in early September. The 10-year yield drifted down after the Fed surprised the markets during September with the announcement that it would continue the pace of its bond purchases. In October and November, the 10-year yield edged up as investors sought to divine the Fed's intentions and in response to the partial government

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    shutdown and debt ceiling debate. After the Fed said in December it would taper its January 2014 bond purchases by $10 billion, the yield on a 10-year U.S. Treasury reached a high for the reporting period of 3.03% on December 31, 2013. The Fed subsequently announced an additional $10 billion reduction in its February bond purchases. In January, the 10-year yield trended down as a decline in stock prices sent many investors into the perceived safe haven of U.S. Treasury securities. On January 31, 2014, the yield on a 10-year U.S. Treasury stood at 2.65%.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We sought attractive relative values across the fixed-income market, seeking to maximize the Fund's income while maintaining an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. We continued to rely on our team of skilled credit analysts to help us identify investment opportunities. During the reporting period, we found value in spread (non-U.S. Treasury) sectors, including select junior subordinated debt, airline enhanced equipment trust certificates, and select high-yield bonds.

    During the reporting period, the portfolio benefited from its underweight in U.S. Treasuries, its overweight in lower-rated investment-grade corporate bonds, and its allocation to high-yield bonds. Also contributing positively were the portfolio's holdings of deep-discount floating rate notes that were bought in anticipation of higher rates, as well as the Fund's previous investments in out-of-favor sectors. The Fund was hampered by its holdings of certain commercial mortgage-backed securities and junior subordinated debt in certain financial and energy companies.

    Our credit analysts continued to analyze and monitor every holding in the portfolio. We remain committed to building a portfolio diversified among multiple asset classes and across a large number of issuers.

================================================================================

4  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

o   WHAT IS THE OUTLOOK?

    Looking ahead, we expect the U.S. economy to continue strengthening during 2014, perhaps at a slightly faster rate than in 2013. This should allow the Fed to continue scaling back its bond-buying program, though we believe the Fed will taper gradually so as not to undermine the economic recovery. Meanwhile, we expect interest rates to continue rising at a modest pace. We will continue to look for attractive values, while also focusing on the impact of rising long-term rates. We also will do our utmost to maintain the Fund's income advantage over its Lipper peer group; over time, income generally makes up the majority of the Fund's total long-term return.

    We appreciate the opportunity to help you with your investment needs.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USIBX)

--------------------------------------------------------------------------------
                                        1/31/14                    7/31/13
--------------------------------------------------------------------------------
Net Assets                         $1,770.7 Million            $1,775.2 Million
Net Asset Value Per Share               $10.80                      $10.75
Dollar-Weighted Average
Portfolio Maturity(+)                 6.2 Years                   6.6 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
    8/1/13-1/31/14*           1 Year            5 Years             10 Years
         2.70%                2.43%             12.46%                5.80%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
    1 Year                         5 Years                          10 Years
    1.30%                          12.21%                             5.72%

--------------------------------------------------------------------------------
  SEC YIELD AS OF 1/31/14**                    EXPENSE RATIO AS OF 7/31/13***
--------------------------------------------------------------------------------
           3.48%                                            0.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

================================================================================

6  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2014

--------------------------------------------------------------------------------
                  TOTAL RETURN    =    DIVIDEND RETURN        +    PRICE CHANGE
--------------------------------------------------------------------------------
10 Years              5.80%       =          5.35%            +        0.45%
5 Years              12.46%       =          5.79%            +        6.67%
1 Year                2.43%       =          4.30%            +       -1.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2005 -- JANUARY 31, 2014

--------------------------------------------------------------------------------
                TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2005           3.65%                4.62%                     -0.97%
1/31/2006           2.09%                4.62%                     -2.53%
1/31/2007           4.92%                5.02%                     -0.10%
1/31/2008           4.20%                5.30%                     -1.10%
1/31/2009         -15.58%                5.07%                    -20.65%
1/31/2010          34.12%                8.61%                     25.51%
1/31/2011          11.73%                6.04%                      5.69%
1/31/2012           7.27%                3.33%                      3.94%
1/31/2013           9.59%                7.54%                      2.05%
1/31/2014           2.43%                4.30%                     -1.87%

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

8  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM                                       BARCLAYS U.S.
                      BOND FUND SHARES               LIPPER INDEX           AGGREGATE BOND INDEX
 1/31/2004               $10,000.00                   $10,000.00                 $10,000.00
 2/29/2004                10,095.00                    10,097.13                  10,108.24
 3/31/2004                10,161.36                    10,169.88                  10,183.94
 4/30/2004                 9,958.02                     9,925.52                   9,918.99
 5/31/2004                 9,895.22                     9,876.84                   9,879.25
 6/30/2004                 9,932.57                     9,922.87                   9,935.09
 7/31/2004                10,012.00                    10,016.01                  10,033.57
 8/31/2004                10,176.79                    10,196.38                  10,224.96
 9/30/2004                10,215.34                    10,223.06                  10,252.70
10/31/2004                10,293.27                    10,303.64                  10,338.68
11/30/2004                10,213.87                    10,239.23                  10,256.21
12/31/2004                10,316.41                    10,345.73                  10,350.58
 1/31/2005                10,363.79                    10,401.61                  10,415.58
 2/28/2005                10,322.56                    10,357.51                  10,354.09
 3/31/2005                10,270.36                    10,296.22                  10,300.92
 4/30/2005                10,405.41                    10,422.90                  10,440.33
 5/31/2005                10,494.54                    10,532.34                  10,553.28
 6/30/2005                10,565.44                    10,594.12                  10,610.83
 7/31/2005                10,471.64                    10,511.37                  10,514.23
 8/31/2005                10,605.04                    10,642.91                  10,649.02
 9/30/2005                10,513.08                    10,534.97                  10,539.32
10/31/2005                10,446.56                    10,448.21                  10,455.91
11/30/2005                10,498.32                    10,486.46                  10,502.16
12/31/2005                10,594.48                    10,581.92                  10,602.01
 1/31/2006                10,580.35                    10,595.39                  10,602.61
 2/28/2006                10,612.32                    10,626.65                  10,637.80
 3/31/2006                10,541.73                    10,523.94                  10,533.41
 4/30/2006                10,508.97                    10,509.34                  10,514.32
 5/31/2006                10,510.45                    10,497.90                  10,503.10
 6/30/2006                10,524.63                    10,509.13                  10,525.36
 7/31/2006                10,651.95                    10,654.93                  10,667.69
 8/31/2006                10,815.26                    10,815.11                  10,830.99
 9/30/2006                10,937.55                    10,905.62                  10,926.13
10/31/2006                11,013.12                    10,979.28                  10,998.41
11/30/2006                11,147.11                    11,106.44                  11,126.00
12/31/2006                11,091.91                    11,054.42                  11,061.43
 1/31/2007                11,101.32                    11,043.19                  11,056.89
 2/28/2007                11,281.83                    11,222.00                  11,227.39
 3/31/2007                11,274.15                    11,218.13                  11,227.73
 4/30/2007                11,342.68                    11,274.59                  11,288.28
 5/31/2007                11,243.70                    11,178.97                  11,202.73
 6/30/2007                11,217.73                    11,133.40                  11,169.59
 7/31/2007                11,233.11                    11,194.81                  11,262.76
 8/31/2007                11,320.37                    11,295.81                  11,400.80
 9/30/2007                11,399.93                    11,416.74                  11,487.29
10/31/2007                11,471.15                    11,491.65                  11,590.48
11/30/2007                11,536.58                    11,640.27                  11,798.91
12/31/2007                11,517.53                    11,654.38                  11,832.05
 1/31/2008                11,568.07                    11,848.81                  12,030.81
 2/29/2008                11,481.76                    11,789.56                  12,047.51
 3/31/2008                11,413.21                    11,667.50                  12,088.61
 4/30/2008                11,393.87                    11,728.36                  12,063.35
 5/31/2008                11,425.97                    11,636.45                  11,974.89
 6/30/2008                11,336.67                    11,539.75                  11,965.21
 7/31/2008                11,223.98                    11,429.01                  11,955.45
 8/31/2008                11,222.39                    11,497.44                  12,068.92
 9/30/2008                10,780.54                    11,139.53                  11,906.81
10/31/2008                10,035.37                    10,724.97                  11,625.76
11/30/2008                 9,843.20                    10,707.31                  12,004.18
12/31/2008                 9,732.20                    11,105.63                  12,452.04
 1/31/2009                 9,767.52                    11,088.80                  12,342.17
 2/28/2009                 9,702.64                    10,964.66                  12,295.59
 3/31/2009                 9,900.39                    11,171.95                  12,466.52
 4/30/2009                10,137.59                    11,364.80                  12,526.12
 5/31/2009                10,822.06                    11,637.14                  12,616.97
 6/30/2009                11,130.41                    11,777.07                  12,688.74
 7/31/2009                11,532.46                    12,118.52                  12,893.40
 8/31/2009                11,900.60                    12,291.59                  13,026.91
 9/30/2009                12,290.28                    12,516.61                  13,163.75
10/31/2009                12,513.07                    12,630.56                  13,228.74
11/30/2009                12,690.56                    12,786.75                  13,400.01
12/31/2009                12,735.34                    12,693.86                  13,190.55
 1/31/2010                13,097.73                    12,923.18                  13,392.05
 2/28/2010                13,187.92                    12,988.30                  13,442.06
 3/31/2010                13,389.14                    13,060.77                  13,425.53
 4/30/2010                13,646.12                    13,242.01                  13,565.29
 5/31/2010                13,491.05                    13,247.66                  13,679.44
 6/30/2010                13,613.30                    13,461.38                  13,893.95
 7/31/2010                13,870.20                    13,647.49                  14,042.18
 8/31/2010                14,108.03                    13,852.93                  14,222.87
 9/30/2010                14,311.20                    13,934.93                  14,238.03
10/31/2010                14,525.45                    14,019.08                  14,288.72
11/30/2010                14,489.14                    13,908.85                  14,206.60
12/31/2010                14,448.51                    13,787.71                  14,053.40
 1/31/2011                14,634.34                    13,860.53                  14,069.76
 2/28/2011                14,755.82                    13,917.17                  14,104.95
 3/31/2011                14,824.86                    13,933.66                  14,112.75
 4/30/2011                15,064.98                    14,139.86                  14,291.89
 5/31/2011                15,243.00                    14,289.33                  14,478.40
 6/30/2011                15,122.62                    14,219.82                  14,436.01
 7/31/2011                15,316.54                    14,418.95                  14,665.09
 8/31/2011                15,166.67                    14,478.82                  14,879.34
 9/30/2011                15,035.08                    14,445.20                  14,987.58
10/31/2011                15,245.04                    14,565.32                  15,003.68
11/30/2011                15,178.74                    14,471.78                  14,990.67
12/31/2011                15,365.14                    14,653.80                  15,155.42
 1/31/2012                15,646.82                    14,904.11                  15,288.50
 2/29/2012                15,786.92                    14,960.47                  15,284.99
 3/31/2012                15,823.79                    14,924.47                  15,201.24
 4/30/2012                15,976.07                    15,100.77                  15,369.77
 5/31/2012                16,013.33                    15,203.23                  15,508.84
 6/30/2012                16,096.16                    15,259.68                  15,514.92
 7/31/2012                16,430.72                    15,524.63                  15,728.92
 8/31/2012                16,564.10                    15,578.98                  15,739.19
 9/30/2012                16,727.15                    15,676.00                  15,760.86
10/31/2012                16,955.22                    15,743.91                  15,791.86
11/30/2012                17,041.14                    15,794.25                  15,816.78
12/31/2012                17,085.67                    15,799.58                  15,794.25
 1/31/2013                17,146.99                    15,740.21                  15,683.79
 2/28/2013                17,288.28                    15,825.59                  15,762.40
 3/31/2013                17,382.71                    15,854.39                  15,774.99
 4/30/2013                17,615.36                    16,027.07                  15,934.61
 5/31/2013                17,423.27                    15,745.68                  15,650.30
 6/30/2013                16,993.70                    15,405.22                  15,408.22
 7/31/2013                17,101.80                    15,461.32                  15,429.28
 8/31/2013                17,005.57                    15,349.06                  15,350.41
 9/30/2013                17,098.56                    15,536.89                  15,495.74
10/31/2013                17,320.43                    15,683.39                  15,621.02
11/30/2013                17,336.67                    15,654.51                  15,562.53
12/31/2013                17,309.94                    15,563.05                  15,474.58
 1/31/2014                17,567.49                    15,786.46                  15,703.23

                                   [END CHART]

           Data from 1/31/04 to 1/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o The Lipper Index tracks the performance of funds that invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. Source: Lipper, a THOMSON REUTERS COMPANY.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA INTERMEDIATE-TERM            LIPPER CORE PLUS
                       BOND FUND SHARES              BOND FUNDS AVERAGE
1/31/2005                    4.42%                           3.69%
1/31/2006                    4.79                            4.19
1/31/2007                    4.79                            4.48
1/31/2008                    4.98                            4.60
1/31/2009                    5.80                            5.63
1/31/2010                    5.16                            4.60
1/31/2011                    4.37                            3.71
1/31/2012                    3.83                            3.62
1/31/2013                    4.60                            3.06
1/31/2014                    4.31                            2.83

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/05 to 1/31/14.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIITX)


--------------------------------------------------------------------------------
                                           1/31/14                  7/31/13
--------------------------------------------------------------------------------

Net Assets                            $1,175.3 Million         $1,132.6 Million
Net Asset Value Per Share                   $10.80                   $10.75


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
    8/1/13-1/31/14*       1 Year       5 Years        Since Inception 8/01/08

          2.75%           2.53%         12.62%                 8.63%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
    1 Year                       5 Years              Since Inception 8/01/08

    1.41%                         12.37%                        8.47%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                     0.55%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM                                       BARCLAYS U.S.
              BOND FUND INSTITUTIONAL SHARES         LIPPER INDEX           AGGREGATE BOND INDEX
 7/31/2008               $10,000.00                   $10,000.00                 $10,000.00
 8/31/2008                 9,995.51                    10,059.87                  10,094.91
 9/30/2008                 9,603.48                     9,746.71                   9,959.32
10/31/2008                 8,941.32                     9,383.98                   9,724.23
11/30/2008                 8,771.29                     9,368.53                  10,040.76
12/31/2008                 8,673.92                     9,717.05                  10,415.37
 1/31/2009                 8,706.83                     9,702.33                  10,323.47
 2/28/2009                 8,650.28                     9,593.70                  10,284.50
 3/31/2009                 8,827.96                     9,775.08                  10,427.47
 4/30/2009                 9,040.93                     9,943.81                  10,477.33
 5/31/2009                 9,652.88                    10,182.10                  10,553.32
 6/30/2009                 9,929.45                    10,304.54                  10,613.35
 7/31/2009                10,289.85                    10,603.29                  10,784.54
 8/31/2009                10,619.91                    10,754.73                  10,896.20
 9/30/2009                10,969.35                    10,951.61                  11,010.66
10/31/2009                11,170.03                    11,051.31                  11,065.03
11/30/2009                11,330.16                    11,187.97                  11,208.28
12/31/2009                11,372.15                    11,106.69                  11,033.08
 1/31/2010                11,697.42                    11,307.34                  11,201.62
 2/28/2010                11,779.67                    11,364.32                  11,243.45
 3/31/2010                11,949.41                    11,427.73                  11,229.63
 4/30/2010                12,193.02                    11,586.31                  11,346.52
 5/31/2010                12,056.28                    11,591.25                  11,442.00
 6/30/2010                12,167.42                    11,778.25                  11,621.43
 7/31/2010                12,399.30                    11,941.09                  11,745.42
 8/31/2010                12,613.97                    12,120.85                  11,896.55
 9/30/2010                12,797.72                    12,192.59                  11,909.23
10/31/2010                12,991.55                    12,266.22                  11,951.63
11/30/2010                12,961.29                    12,169.77                  11,882.94
12/31/2010                12,927.36                    12,063.78                  11,754.80
 1/31/2011                13,095.79                    12,127.49                  11,768.48
 2/28/2011                13,206.51                    12,177.05                  11,797.92
 3/31/2011                13,270.59                    12,191.48                  11,804.44
 4/30/2011                13,474.88                    12,371.90                  11,954.28
 5/31/2011                13,649.10                    12,502.68                  12,110.29
 6/30/2011                13,543.39                    12,441.86                  12,074.83
 7/31/2011                13,719.21                    12,616.09                  12,266.44
 8/31/2011                13,587.04                    12,668.48                  12,445.65
 9/30/2011                13,470.13                    12,639.06                  12,536.18
10/31/2011                13,659.13                    12,744.16                  12,549.65
11/30/2011                13,600.79                    12,662.31                  12,538.76
12/31/2011                13,768.99                    12,821.58                  12,676.57
 1/31/2012                14,022.38                    13,040.59                  12,787.88
 2/29/2012                14,148.83                    13,089.91                  12,784.95
 3/31/2012                14,182.91                    13,058.41                  12,714.90
 4/30/2012                14,320.11                    13,212.66                  12,855.86
 5/31/2012                14,354.33                    13,302.31                  12,972.18
 6/30/2012                14,429.43                    13,351.70                  12,977.27
 7/31/2012                14,730.70                    13,583.53                  13,156.26
 8/31/2012                14,851.51                    13,631.08                  13,164.86
 9/30/2012                14,998.77                    13,715.97                  13,182.98
10/31/2012                15,204.39                    13,775.39                  13,208.91
11/30/2012                15,283.23                    13,819.44                  13,229.75
12/31/2012                15,324.47                    13,824.10                  13,210.92
 1/31/2013                15,380.41                    13,772.15                  13,118.52
 2/28/2013                15,508.42                    13,846.86                  13,184.27
 3/31/2013                15,594.54                    13,872.06                  13,194.80
 4/30/2013                15,804.67                    14,023.14                  13,328.31
 5/31/2013                15,633.59                    13,776.93                  13,090.51
 6/30/2013                15,263.30                    13,479.04                  12,888.02
 7/31/2013                15,346.95                    13,528.13                  12,905.64
 8/31/2013                15,261.84                    13,429.91                  12,839.67
 9/30/2013                15,360.79                    13,594.26                  12,961.22
10/31/2013                15,546.78                    13,722.43                  13,066.01
11/30/2013                15,562.59                    13,697.17                  13,017.09
12/31/2013                15,539.84                    13,617.14                  12,943.53
 1/31/2014                15,773.04                    13,812.61                  13,134.78

                                   [END CHART]

          Data from 7/31/08 through 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Lipper Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

USAA INTERMEDIATE-TERM BOND FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UITBX)

--------------------------------------------------------------------------------
                                           1/31/14                   7/31/13
--------------------------------------------------------------------------------
Net Assets                               $10.7 Million             $8.9 Million
Net Asset Value Per Share                   $10.79                    $10.74

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
    8/1/13-1/31/14*              1 Year               Since Inception 8/01/10
        2.55%                     2.13%                         6.66%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
    1 Year                                            Since Inception 8/01/10
     0.90%                                                      6.38%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 1/31/14**
--------------------------------------------------------------------------------
   Unsubsidized          3.14%                     Subsidized           3.25%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13***
--------------------------------------------------------------------------------
   Before Reimbursement   1.06%                   After Reimbursement   0.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.95% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM                                       BARCLAYS U.S.
                  BOND FUND ADVISER SHARES           LIPPER INDEX           AGGREGATE BOND INDEX
 7/31/2010               $10,000.00                   $10,000.00                 $10,000.00
 8/31/2010                10,167.97                    10,150.54                  10,128.67
 9/30/2010                10,321.93                    10,210.61                  10,139.47
10/31/2010                10,473.75                    10,272.28                  10,175.57
11/30/2010                10,444.97                    10,191.51                  10,117.09
12/31/2010                10,402.80                    10,102.74                  10,007.99
 1/31/2011                10,534.01                    10,156.10                  10,019.64
 2/28/2011                10,629.23                    10,197.61                  10,044.70
 3/31/2011                10,666.05                    10,209.68                  10,050.25
 4/30/2011                10,836.23                    10,360.78                  10,177.83
 5/31/2011                10,961.69                    10,470.30                  10,310.65
 6/30/2011                10,882.66                    10,419.36                  10,280.46
 7/31/2011                11,019.42                    10,565.27                  10,443.59
 8/31/2011                10,898.39                    10,609.15                  10,596.17
 9/30/2011                10,800.87                    10,584.51                  10,673.26
10/31/2011                10,949.26                    10,672.52                  10,684.72
11/30/2011                10,909.42                    10,603.98                  10,675.45
12/31/2011                11,040.42                    10,737.36                  10,792.78
 1/31/2012                11,240.16                    10,920.77                  10,887.55
 2/29/2012                11,327.45                    10,962.07                  10,885.05
 3/31/2012                11,350.95                    10,935.69                  10,825.41
 4/30/2012                11,468.29                    11,064.87                  10,945.43
 5/31/2012                11,492.11                    11,139.94                  11,044.46
 6/30/2012                11,537.81                    11,181.31                  11,048.79
 7/31/2012                11,774.97                    11,375.45                  11,201.19
 8/31/2012                11,867.33                    11,415.27                  11,208.51
 9/30/2012                11,981.60                    11,486.36                  11,223.94
10/31/2012                12,142.42                    11,536.12                  11,246.01
11/30/2012                12,211.85                    11,573.01                  11,263.76
12/31/2012                12,240.84                    11,576.91                  11,247.72
 1/31/2013                12,270.24                    11,533.41                  11,169.05
 2/28/2013                12,379.76                    11,595.97                  11,225.04
 3/31/2013                12,444.20                    11,617.08                  11,234.00
 4/30/2013                12,596.42                    11,743.60                  11,347.67
 5/31/2013                12,455.72                    11,537.42                  11,145.21
 6/30/2013                12,156.60                    11,287.95                  10,972.81
 7/31/2013                12,219.48                    11,329.06                  10,987.81
 8/31/2013                12,147.56                    11,246.80                  10,931.64
 9/30/2013                12,222.46                    11,384.43                  11,035.13
10/31/2013                12,377.93                    11,491.77                  11,124.35
11/30/2013                12,386.38                    11,470.61                  11,082.70
12/31/2013                12,352.59                    11,403.60                  11,020.07
 1/31/2014                12,533.99                    11,567.29                  11,182.90

                                   [END CHART]

           Data from 7/31/10 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Adviser Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Lipper Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2014 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                       13.2%
AA                                                                         7.9%
A                                                                         21.5%
BBB                                                                       46.0%
BELOW INVESTMENT-GRADE                                                    10.4%
UNRATED                                                                    0.6%
SHORT-TERM INVESTMENT-GRADE                                                0.4%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of a Nationally Recognized Statistical Rating Organization (NRSRO). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 17-42.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      52.6%
EURODOLLAR AND YANKEE OBLIGATIONS                                          16.8%
COMMERCIAL MORTGAGE SECURITIES                                             16.7%
MUNICIPAL BONDS                                                             5.0%
U.S. TREASURY SECURITIES                                                    2.6%
ASSET-BACKED SECURITIES                                                     1.7%
PREFERRED STOCKS                                                            1.7%
U.S. GOVERNMENT AGENCY ISSUES                                               1.4%
FOREIGN GOVERNMENT OBLIGATIONS                                              0.4%
MONEY MARKET INSTRUMENTS                                                    0.4%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (52.6%)

            CONSUMER DISCRETIONARY (1.2%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.2%)
$    5,500  CST Brands, Inc.                                     5.00%         5/01/2023           $    5,307
                                                                                                   ----------
            CABLE & SATELLITE (0.3%)
     1,000  Comcast Corp.                                        6.50          1/15/2017                1,152
     5,000  NBCUniversal Enterprise, Inc.(a)                     1.97          4/15/2019                4,930
     1,000  Time Warner Cable, Inc.                              8.25          2/14/2014                1,002
                                                                                                   ----------
                                                                                                        7,084
                                                                                                   ----------
            CATALOG RETAIL (0.0%)
     1,000  QVC, Inc.(a)                                         7.38         10/15/2020                1,085
                                                                                                   ----------
            DEPARTMENT STORES (0.1%)
       851  Macy's Retail Holdings, Inc.                         5.90         12/01/2016                  954
     2,000  Macy's Retail Holdings, Inc.                         7.45          7/15/2017                2,340
                                                                                                   ----------
                                                                                                        3,294
                                                                                                   ----------
            HOME FURNISHINGS (0.2%)
     4,848  Serta Simmons Holdings, LLC(b)                       4.25         10/01/2019                4,900
                                                                                                   ----------
            HOUSEHOLD APPLIANCES (0.0%)
     1,000  Whirlpool Corp.                                      7.75          7/15/2016                1,151
                                                                                                   ----------
            LEISURE PRODUCTS (0.1%)
     2,000  Hasbro, Inc.                                         6.13          5/15/2014                2,030
                                                                                                   ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
     1,000  Service Corp. International                          7.63         10/01/2018                1,158
     2,000  Service Corp. International                          7.00          5/15/2019                2,140
                                                                                                   ----------
                                                                                                        3,298
                                                                                                   ----------
            SPECIALTY STORES (0.2%)
     4,938  Harbor Freight Tools USA, Inc.(b)                    4.75          7/26/2019                5,021
     2,000  Sally Holdings, LLC / Sally Capital Inc.             5.75          6/01/2022                2,040
                                                                                                   ----------
                                                                                                        7,061
                                                                                                   ----------
            Total Consumer Discretionary                                                               35,210
                                                                                                   ----------
            CONSUMER STAPLES (0.9%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
     2,000  Cargill, Inc.(a)                                     6.00         11/27/2017                2,316
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            DRUG RETAIL (0.3%)
$    9,530  CVS Pass-Through Trust(a)                             5.93%        1/10/2034           $   10,556
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.5%)
    15,000  Kraft Foods Group, Inc.                               3.50         6/06/2022               15,042
                                                                                                   ----------
            Total Consumer Staples                                                                     27,914
                                                                                                   ----------
            ENERGY (8.0%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
     2,500  Peabody Energy Corp.                                  6.00        11/15/2018                2,675
                                                                                                   ----------
            INTEGRATED OIL & GAS (0.1%)
     2,000  Hess Corp.                                            8.13         2/15/2019                2,511
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
     2,000  Exterran Holdings, Inc.                               7.25        12/01/2018                2,123
     3,079  SEACOR Holdings, Inc.                                 7.38        10/01/2019                3,402
                                                                                                   ----------
                                                                                                        5,525
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
     8,000  Anadarko Petroleum Corp.                              6.38         9/15/2017                9,197
     3,000  Chesapeake Energy Corp.                               6.63         8/15/2020                3,360
     4,000  Denbury Resources, Inc.                               6.38         8/15/2021                4,270
     2,000  Devon Energy Corp.                                    6.30         1/15/2019                2,376
     2,000  EQT Corp.                                             6.50         4/01/2018                2,277
     1,000  EQT Corp.                                             8.13         6/01/2019                1,230
     3,000  EQT Corp.                                             4.88        11/15/2021                3,172
     3,000  Linn Energy, LLC(a)                                   6.25        11/01/2019                3,060
     3,000  Newfield Exploration Co.                              6.88         2/01/2020                3,225
     2,000  Newfield Exploration Co.                              5.75         1/30/2022                2,075
     2,000  Noble Energy, Inc.                                    8.25         3/01/2019                2,524
     5,000  Pioneer Natural Resource                              3.95         7/15/2022                5,091
     1,000  Polar Tankers, Inc.(a)                                5.95         5/10/2037                1,122
       900  QEP Resources, Inc.                                   6.80         3/01/2020                  958
     5,000  QEP Resources, Inc.                                   6.88         3/01/2021                5,412
     5,000  Samson Investment Co.(b)                              5.00         9/25/2018                5,053
    10,000  Southwestern Energy Co.                               4.10         3/15/2022               10,214
                                                                                                   ----------
                                                                                                       64,616
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.1%)
     1,000  Citgo Petroleum Corp.(a)                             11.50         7/01/2017                1,094
     2,000  Motiva Enterprises, LLC(a)                            5.75         1/15/2020                2,298
                                                                                                   ----------
                                                                                                        3,392
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (5.3%)
       250  Buckeye Partners, LP                                  5.13         7/01/2017                  268
    10,000  Buckeye Partners, LP                                  2.65        11/15/2018                9,972

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  DCP Midstream Operating, LP                          4.95%         4/01/2022           $    3,124
     4,000  DCP Midstream Operating, LP                          3.88          3/15/2023                3,823
    18,000  DCP Midstream, LLC(a)                                5.85          5/21/2043               16,740
     2,000  El Paso Pipeline Partners Operating, LLC             6.50          4/01/2020                2,323
     5,000  El Paso Pipeline Partners Operating, LLC             5.00         10/01/2021                5,338
     1,000  El Paso, LLC                                         6.50          9/15/2020                1,079
    19,000  Enbridge Energy Partners, LP                         8.05         10/01/2037               21,415
     1,000  Energy Transfer Partners, LP                         9.70          3/15/2019                1,304
    16,000  Energy Transfer Partners, LP                         3.29(c)      11/01/2066               14,640
     1,000  Enterprise Products Operating, LLC                   8.38          8/01/2066                1,113
     5,000  Enterprise Products Operating, LLC                   7.00          6/01/2067                5,191
     7,550  Enterprise Products Operating, LLC                   7.03          1/15/2068                8,388
     6,000  Kinder Morgan, Inc.(a)                               5.00          2/15/2021                5,981
    12,000  NGPL PipeCo, LLC(a)                                  7.12         12/15/2017               11,400
     2,000  NuStar Logistics, LP                                 8.15          4/15/2018                2,265
     5,000  NuStar Logistics, LP(d)                              4.80          9/01/2020                4,775
     3,000  NuStar Logistics, LP(d)                              4.75          2/01/2022                2,715
     2,000  Oneok Partners, LP                                   8.63          3/01/2019                2,542
     1,000  Plains All American Pipeline, LP                     8.75          5/01/2019                1,293
     1,000  Questar Pipeline Co.                                 5.83          2/01/2018                1,150
     5,000  Rockies Express Pipeline, LLC(a)                     3.90          4/15/2015                5,006
     3,000  Southeast Supply Header(a)                           4.85          8/15/2014                3,060
     2,000  Southern Natural Gas Co., LLC (a),(d)                5.90          4/01/2017                2,275
     2,000  Southern Union Co.                                   3.26(c)      11/01/2066                1,630
     1,000  Spectra Energy Capital, LLC                          5.50          3/01/2014                1,004
     1,000  Spectra Energy Capital, LLC                          8.00         10/01/2019                1,216
     2,000  Sunoco Logistics Partners Operations, LP             8.75          2/15/2014                2,004
     1,000  Sunoco, Inc.                                         9.63          4/15/2015                1,099
     3,000  Targa Resources Partners, LP                         6.88          2/01/2021                3,218
     1,000  Tennessee Gas Pipeline Co.                           8.00          2/01/2016                1,134
     2,000  Tennessee Gas Pipeline Co.                           7.00         10/15/2028                2,454
     5,000  Western Gas Partners, LP(e)                          5.38          6/01/2021                5,472
                                                                                                   ----------
                                                                                                      156,411
                                                                                                   ----------
            Total Energy                                                                              235,130
                                                                                                   ----------
            FINANCIALS (24.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    10,000  Ares Capital Corp.                                   4.88         11/30/2018               10,299
    18,725  State Street Capital Trust IV                        1.24(c)       6/01/2077               14,437
                                                                                                   ----------
                                                                                                       24,736
                                                                                                   ----------
            CONSUMER FINANCE (0.5%)
      5,000 Ally Financial, Inc.                                 4.63          6/26/2015                5,194
      8,000 American Express Co.(e)                              6.80          9/01/2066                8,640
                                                                                                   ----------
                                                                                                       13,834
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            DIVERSIFIED BANKS (0.7%)
$    1,000  Comerica Bank                                        5.20%         8/22/2017           $    1,108
     6,035  Compass Bank                                         6.40         10/01/2017                6,733
     7,500  USB Realty Corp.(a)                                  1.39(c)               -(f)             6,825
     5,000  Wells Fargo & Co.                                    3.50          3/08/2022                5,067
                                                                                                   ----------
                                                                                                       19,733
                                                                                                   ----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
    10,000  Morgan Stanley                                       4.88         11/01/2022               10,407
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (3.2%)
     3,000  American Equity Investment Life Holding Co.          6.63          7/15/2021                3,143
       370  Delphi Financial Group, Inc.                         7.38          5/15/2037                8,914
     2,000  Forethought Financial Group(a)                       8.63          4/15/2021                2,251
    13,018  Lincoln National Corp.                               7.00          5/17/2066               13,343
     5,000  MetLife Capital Trust X(a)                           9.25          4/08/2038                6,450
     8,000  MetLife, Inc.                                        6.40         12/15/2036                8,320
     1,000  Ohio National Financial Services, Inc.(a)            6.38          4/30/2020                1,123
     2,000  Ohio National Financial Services, Inc.(a)            6.63          5/01/2031                2,373
     5,000  Primerica, Inc.                                      4.75          7/15/2022                5,281
     3,000  Principal Financial Global Fund, LLC                 0.76(c)       1/10/2031                2,641
     2,000  Prudential Financial, Inc.                           6.00         12/01/2017                2,321
    10,000  Prudential Financial, Inc.                           5.88          9/15/2042               10,300
     5,000  Prudential Holdings, LLC(a)                          7.25         12/18/2023                6,008
    20,471  StanCorp Financial Group, Inc.                       6.90          6/01/2067               20,522
     2,000  Travelers Life & Annuity(a)                          5.13          8/15/2014                2,049
                                                                                                   ----------
                                                                                                       95,039
                                                                                                   ----------
            MULTI-LINE INSURANCE (1.8%)
     2,000  American International Group, Inc.                   8.18          5/15/2058                2,495
    10,000  Genworth Holdings, Inc.                              6.15         11/15/2066                8,975
    15,000  Glen Meadow Pass-Through Trust(a)                    6.51          2/12/2067               15,000
     2,000  HCC Insurance Holdings, Inc.                         6.30         11/15/2019                2,335
     3,000  Kemper Corp.                                         6.00         11/30/2015                3,204
    20,235  Nationwide Mutual Insurance Co.(a),(d)               5.81         12/15/2024               20,564
                                                                                                   ----------
                                                                                                       52,573
                                                                                                   ----------
            MULTI-SECTOR HOLDINGS (1.1%)
     5,000  Berkshire Hathaway Finance Corp.                     1.30          5/15/2018                4,934
    10,000  BNSF Funding Trust I                                 6.61         12/15/2055               11,011
    14,513  Leucadia National Corp.                              8.13          9/15/2015               16,037
                                                                                                   ----------
                                                                                                       31,982
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.6%)
     1,000  Bank of America Corp.                                8.00                  -(f)             1,112
     1,000  Bank of America Corp.                                8.13                  -(f)             1,118

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,000  Bank of America Corp.                                5.63%        10/14/2016           $    2,227
     2,000  Bank of America Corp.                                5.75         12/01/2017                2,280
    10,000  Bank of America Corp.                                1.32(c)       3/22/2018               10,140
     2,000  Bank of America, N.A.                                6.10          6/15/2017                2,282
       175  Citigroup Capital XIII                               7.88         10/30/2040                4,757
     2,000  Citigroup, Inc.                                      6.38          8/12/2014                2,061
     2,000  Countrywide Financial Corp.                          6.25          5/15/2016                2,212
     6,440  GE Capital Trust I                                   6.38         11/15/2067                7,068
     5,000  General Electric Capital Corp.                       6.25                  -(f)             5,234
     9,000  General Electric Capital Corp.                       6.38         11/15/2067                9,799
     5,000  Icahn Enterprises, LP(a)                             3.50          3/15/2017                5,019
     7,000  ILFC E-Capital Trust I(a)                            5.46(c)      12/21/2065                6,466
     2,000  ILFC E-Capital Trust II(a)                           6.25         12/21/2065                1,890
     3,000  International Lease Finance Corp.(a)                 6.50          9/01/2014                3,101
     2,000  JPMorgan Chase Capital XIII                          1.20(c)       9/30/2034                1,600
    12,000  JPMorgan Chase Capital XXI                           1.19(c)       2/02/2037                9,030
                                                                                                   ----------
                                                                                                       77,396
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (4.6%)
     2,000  Allied World Assurance                               5.50         11/15/2020                2,254
    15,000  Allstate Corp.                                       5.75          8/15/2053               15,223
    10,000  Allstate Corp.                                       6.13          5/15/2067               10,463
     7,500  AmTrust Financial Services, Inc.(a)                  6.13          8/15/2023                7,575
     3,000  Assured Guaranty Municipal Holdings, Inc.(a)         6.40         12/15/2066                2,370
     1,535  Assured Guaranty U.S. Holdings, Inc.                 7.00          6/01/2034                1,580
     2,425  Assured Guaranty U.S. Holdings, Inc.                 6.40         12/15/2066                2,169
    25,000  Chubb Corp.                                          6.38          3/29/2067               27,687
     9,760  Ironshore Holdings, Inc.(a),(d)                      8.50          5/15/2020               11,437
     3,000  Liberty Mutual Group, Inc.(a)                        7.00          3/15/2037                3,135
     4,000  Markel Corp.                                         3.63          3/30/2023                3,868
     5,000  Navigators Group, Inc.                               5.75         10/15/2023                5,429
    10,000  ProAssurance Corp.                                   5.30         11/15/2023               10,561
    20,010  Progressive Corp.                                    6.70          6/15/2037               21,761
     5,000  RLI Corp.                                            4.88          9/15/2023                5,074
     5,000  Travelers Companies, Inc.                            6.25          3/15/2037                5,375
                                                                                                   ----------
                                                                                                      135,961
                                                                                                   ----------
            REGIONAL BANKS (2.9%)
     1,750  BOKF, N.A.                                           0.93(c)       5/15/2017                1,750
     2,000  Chittenden Corp.                                     0.92(c)       2/14/2017                1,972
     2,000  Cullen/Frost Bankers, Inc.                           0.77(c)       2/15/2017                1,985
     2,000  Cullen/Frost Capital Trust II                        1.79(c)       3/01/2034                1,731
     1,000  Emigrant Bancorp, Inc.(a)                            6.25          6/15/2014                1,021
     1,000  First Maryland Capital Trust I                       1.24(c)       1/15/2027                  850
    10,000  First Niagara Financial Group, Inc.                  7.25         12/15/2021               11,886

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  First Tennessee Bank, N.A.                           5.65%         4/01/2016           $    3,238
    10,000  FirstMerit Corp.                                     4.35          2/04/2023               10,066
     2,000  Fulton Capital Trust I                               6.29          2/01/2036                1,795
     2,000  Key Bank, N.A.                                       5.45          3/03/2016                2,179
       750  KeyCorp Capital II                                   6.88          3/17/2029                  823
     2,395  M&T Capital Trust I                                  8.23          2/01/2027                2,429
    16,000  Manufacturers & Traders Trust Co.(e)                 5.63         12/01/2021               16,720
     2,000  Regions Financial Corp.                              7.75         11/10/2014                2,110
     1,000  Regions Financial Corp.                              5.75          6/15/2015                1,061
    12,000  Suntrust Capital I                                   0.91(c)       5/15/2027                9,840
     2,000  Susquehanna Bancshares, Inc.                         2.06(c)       5/01/2014                1,999
     2,000  TCF National Bank                                    5.50          2/01/2016                2,050
     5,000  UnionBanCal Corp.                                    3.50          6/18/2022                5,043
     1,000  Webster Financial Corp.                              5.13          4/15/2014                1,005
     1,000  Whitney National Bank                                5.88          4/01/2017                1,058
     1,000  Wilmington Trust Corp.                               8.50          4/02/2018                1,191
     1,000  Zions Bancorp.                                       6.00          9/15/2015                1,061
                                                                                                   ----------
                                                                                                       84,863
                                                                                                   ----------
            REINSURANCE (0.4%)
     5,000  Alleghany Corp.(d)                                   5.63          9/15/2020                5,572
     6,259  Alterra USA Holdings Ltd.(a)                         7.20          4/14/2017                7,082
                                                                                                   ----------
                                                                                                       12,654
                                                                                                   ----------
            REITs - DIVERSIFIED (0.4%)
     1,000  Liberty Property, LP                                 5.13          3/02/2015                1,043
     1,000  Liberty Property, LP                                 6.63         10/01/2017                1,145
     4,000  Washington REIT                                      5.35          5/01/2015                4,193
     5,000  Washington REIT                                      3.95         10/15/2022                4,849
                                                                                                   ----------
                                                                                                       11,230
                                                                                                   ----------
            REITs - INDUSTRIAL (0.2%)
     5,000  ProLogis, LP                                         6.88          3/15/2020                5,969
                                                                                                   ----------
            REITs - OFFICE (1.5%)
     7,000  Alexandria Real Estate Equities, Inc.                4.60          4/01/2022                7,205
     2,000  BioMed Realty, LP                                    6.13          4/15/2020                2,217
     3,000  BioMed Realty, LP                                    4.25          7/15/2022                2,977
     2,000  Boston Properties, LP                                5.88         10/15/2019                2,322
     8,000  Boston Properties, LP                                3.85          2/01/2023                7,993
     2,000  Brandywine Operating Partnership, LP                 7.50          5/15/2015                2,163
     1,000  Brandywine Operating Partnership, LP                 6.00          4/01/2016                1,091
     5,000  Columbia Property Trust Operating Partnership, LP    5.88          4/01/2018                5,314
     1,000  CommonWealth REIT                                    5.75         11/01/2015                1,042
     2,000  CommonWealth REIT                                    6.25          8/15/2016                2,129
     1,700  CommonWealth REIT                                    6.25          6/15/2017                1,828

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  CommonWealth REIT                                    6.65%         1/15/2018           $    1,097
     1,000  Duke Realty, LP                                      5.50          3/01/2016                1,083
     1,000  Duke Realty, LP                                      5.95          2/15/2017                1,117
     1,000  Duke Realty, LP                                      6.50          1/15/2018                1,150
     1,500  Mack-Cali Realty, LP                                 5.80          1/15/2016                1,623
     1,000  Mack-Cali Realty, LP                                 7.75          8/15/2019                1,210
     1,000  Reckson Operating Partnership, LP                    6.00          3/31/2016                1,086
                                                                                                   ----------
                                                                                                       44,647
                                                                                                   ----------
            REITs - RESIDENTIAL (0.7%)
     5,550  AvalonBay Communities, Inc.                          2.85          3/15/2023                5,122
     1,330  BRE Properties, Inc.                                 5.50          3/15/2017                1,466
     1,965  ERP Operating, LP                                    6.58          4/13/2015                2,103
     2,000  UDR, Inc.                                            5.25          1/15/2015                2,079
    10,000  UDR, Inc.                                            4.63          1/10/2022               10,552
                                                                                                   ----------
                                                                                                       21,322
                                                                                                   ----------
            REITs - RETAIL (1.1%)
     5,000  CBL & Associates, LP                                 5.25         12/01/2023                5,159
     2,000  DDR Corp.                                            5.50          5/01/2015                2,107
     1,000  Federal Realty Investment Trust                      6.20          1/15/2017                1,130
     3,000  Federal Realty Investment Trust                      3.00          8/01/2022                2,886
    10,000  Federal Realty Investment Trust                      2.75          6/01/2023                9,226
     1,000  National Retail Properties, Inc.                     6.88         10/15/2017                1,166
     1,000  Pan Pacific Retail Properties, Inc.                  5.25          9/01/2015                1,067
     2,000  Realty Income Corp.                                  5.95          9/15/2016                2,229
     2,000  Realty Income Corp.                                  5.75          1/15/2021                2,256
     2,100  Realty Income Corp.                                  3.25         10/15/2022                1,976
     2,000  Regency Centers, LP                                  5.88          6/15/2017                2,236
                                                                                                   ----------
                                                                                                       31,438
                                                                                                   ----------
            REITs - SPECIALIZED (1.4%)
     5,000  American Tower Corp.                                 5.90         11/01/2021                5,630
     6,000  EPR Properties                                       7.75          7/15/2020                7,013
     2,000  HCP, Inc.                                            6.30          9/15/2016                2,260
     2,000  Health Care REIT, Inc.                               4.70          9/15/2017                2,196
     3,000  Health Care REIT, Inc.                               6.13          4/15/2020                3,444
     2,000  Health Care REIT, Inc.                               4.95          1/15/2021                2,159
     5,000  Healthcare Realty Trust                              6.50          1/17/2017                5,621
     1,000  Hospitality Properties Trust                         5.13          2/15/2015                1,020
     1,000  Host Hotels & Resorts, LP                            5.88          6/15/2019                1,085
     2,000  Nationwide Health Properties, Inc.                   6.90         10/01/2037                2,347
     6,000  Senior Housing Properties Trust                      6.75          4/15/2020                6,820
     2,000  Senior Housing Properties Trust                      6.75         12/15/2021                2,260
                                                                                                   ----------
                                                                                                       41,855
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE (0.3%)
$   10,000  People's United Financial, Inc.                      3.65%        12/06/2022           $    9,719
                                                                                                   ----------
            Total Financials                                                                          725,358
                                                                                                   ----------
            HEALTH CARE (0.8%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
     1,000  Baxter International, Inc.                           4.00          3/01/2014                1,003
     1,600  Hologic, Inc.(b)                                     3.75          8/01/2019                1,613
                                                                                                   ----------
                                                                                                        2,616
                                                                                                   ----------
            HEALTH CARE FACILITIES (0.1%)
     3,000  HCA, Inc.                                            7.25          9/15/2020                3,266
                                                                                                   ----------
            HEALTH CARE SERVICES (0.1%)
     1,000  Laboratory Corp. of America                          5.63         12/15/2015                1,084
                                                                                                   ----------
            PHARMACEUTICALS (0.5%)
     1,000  Hospira, Inc.                                        6.05          3/30/2017                1,112
    15,000  Zoetis, Inc.                                         3.25          2/01/2023               14,432
                                                                                                   ----------
                                                                                                       15,544
                                                                                                   ----------
            Total Health Care                                                                          22,510
                                                                                                   ----------
            INDUSTRIALS (4.2%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
    10,000  L-3 Communications Corp.(e)                          5.20         10/15/2019               11,011
     5,000  United Technologies Corp.                            3.10          6/01/2022                5,003
                                                                                                   ----------
                                                                                                       16,014
                                                                                                   ----------
            AIRLINES (2.1%)
       180  America West Airlines, Inc. Pass-Through Trust       6.87          1/02/2017                  189
     1,199  America West Airlines, Inc. Pass-Through Trust       7.93          1/02/2019                1,286
     9,729  American Airlines, Inc. Pass-Through Trust(a)        4.00          7/15/2025                9,510
     3,875  Continental Airlines, Inc. Pass-Through Trust(d)     9.00          7/08/2016                4,432
       766  Continental Airlines, Inc. Pass-Through Trust        6.55          2/02/2019                  839
       943  Continental Airlines, Inc. Pass-Through Trust        6.24          3/15/2020                1,040
    10,729  Continental Airlines, Inc. Pass-Through Trust(e)     4.15          4/11/2024               10,984
    10,000  Hawaiian Airlines, Inc. Pass-Through Trust           3.90          1/15/2026                9,500
     5,000  United Airlines, Inc. Pass-Through Trust             4.30          8/15/2025                5,100
     1,679  US Airways Group, Inc. Pass-Through Trust (INS)      7.08          3/20/2021                1,813
     4,193  US Airways Group, Inc. Pass-Through Trust            6.25          4/22/2023                4,665
     2,634  US Airways Group, Inc. Pass-Through Trust            7.13         10/22/2023                3,023
    10,000  US Airways Group, Inc. Pass-Through Trust            3.95         11/15/2025                9,950
                                                                                                   ----------
                                                                                                       62,331
                                                                                                   ----------
            BUILDING PRODUCTS (0.1%)
     1,000  Building Materials Corp.(a)                          7.00          2/15/2020                1,073
     1,000  USG Corp.                                            6.30         11/15/2016                1,077

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  USG Corp.                                            9.75%         1/15/2018           $    1,195
                                                                                                   ----------
                                                                                                        3,345
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     1,000  Paccar, Inc.                                         6.88          2/15/2014                1,002
     1,870  Terex Corp.(b)                                       3.50          4/28/2017                1,892
                                                                                                   ----------
                                                                                                        2,894
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
     1,351  Tomkins, LLC(b)                                      3.75          9/29/2016                1,364
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.3%)
     1,500  SPX Corp.                                            6.88          9/01/2017                1,703
     6,000  Stanley Black & Decker, Inc.                         5.75         12/15/2053                6,405
                                                                                                   ----------
                                                                                                        8,108
                                                                                                   ----------
            RAILROADS (0.1%)
     2,609  Southern Capital Pass-Through Trust(a)               5.70          6/30/2022                2,893
                                                                                                   ----------
            TRUCKING (0.9%)
     1,000  ERAC USA Finance, LLC(a)                             6.20         11/01/2016                1,131
     5,000  ERAC USA Finance, LLC(a)                             3.30         10/15/2022                4,809
    20,000  Penske Truck Leasing Co., LP(a),(d)                  4.25          1/17/2023               20,087
                                                                                                   ----------
                                                                                                       26,027
                                                                                                   ----------
            Total Industrials                                                                         122,976
                                                                                                   ----------
            MATERIALS (1.9%)
            ----------------
            ALUMINUM (0.4%)
    10,000  Alcoa, Inc.                                          5.40          4/15/2021               10,459
                                                                                                   ----------
            COMMODITY CHEMICALS (0.0%)
       144  Sweetwater Investors, LLC(a)                         5.88          5/15/2014                  144
                                                                                                   ----------
            CONSTRUCTION MATERIALS (0.1%)
     3,450  Vulcan Materials Co.                                 6.40         11/30/2017                3,950
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.0%)
     1,000  E.I. du Pont de Nemours & Co.                        6.00          7/15/2018                1,169
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.0%)
     1,000  Ball Corp.                                           5.00          3/15/2022                  999
                                                                                                   ----------
            PAPER PACKAGING (0.4%)
     5,000  Rock Tenn Co.                                        4.45          3/01/2019                5,375
     5,153  Sealed Air Corp.(a)                                  6.88          7/15/2033                5,075
                                                                                                   ----------
                                                                                                       10,450
                                                                                                   ----------
            PAPER PRODUCTS (0.5%)
     1,000  Clearwater Paper Corp.                               7.13         11/01/2018                1,075
     3,000  Georgia Pacific, LLC                                 7.25          6/01/2028                3,776

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  International Paper Co.                              7.50%         8/15/2021           $    3,774
     5,000  International Paper Co.                              4.75          2/15/2022                5,384
                                                                                                   ----------
                                                                                                       14,009
                                                                                                   ----------
            STEEL (0.5%)
     2,000  Allegheny Technologies, Inc.                         9.38          6/01/2019                2,460
    10,000  Allegheny Technologies, Inc.                         5.95          1/15/2021               10,557
     2,000  Carpenter Technology Corp.                           5.20          7/15/2021                2,099
                                                                                                   ----------
                                                                                                       15,116
                                                                                                   ----------
            Total Materials                                                                            56,296
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (1.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
     2,000  CenturyLink, Inc.                                    6.45          6/15/2021                2,093
     5,000  CenturyLink, Inc.                                    5.80          3/15/2022                4,950
     2,000  CenturyLink, Inc.                                    6.75         12/01/2023                2,035
     3,301  Frontier Communications Corp.                        8.25          4/15/2017                3,833
     6,000  Qwest Corp.                                          6.75         12/01/2021                6,709
       200  Qwest Corp.                                          7.38          6/01/2051                5,002
     2,000  Windstream Corp.                                     7.88         11/01/2017                2,295
                                                                                                   ----------
                                                                                                       26,917
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    15,000  CC Holdings GS V, LLC / Crown Castle III Corp.       3.85          4/15/2023               14,467
     4,175  iPCS, Inc.                                           3.49(c)       5/01/2014                4,180
     1,500  SBA Telecommunications, Inc.                         5.75          7/15/2020                1,567
                                                                                                   ----------
                                                                                                       20,214
                                                                                                   ----------
            Total Telecommunication Services                                                           47,131
                                                                                                   ----------
            UTILITIES (9.5%)
            ----------------
            ELECTRIC UTILITIES (4.2%)
     1,000  Baltimore Gas and Electric Co.                       5.90         10/01/2016                1,121
     9,135  Bruce Mansfield Unit 1 & 2 2007 Pass-Through Trust   6.85          6/01/2034                9,799
     2,000  Cleveland Electric Illuminating Co.                  8.88         11/15/2018                2,549
     2,000  Commonwealth Edison Co.                              5.80          3/15/2018                2,310
     1,000  Duke Energy Indiana, Inc.                            6.05          6/15/2016                1,120
     1,045  Duke Energy Progress, Inc.                           6.13          9/15/2033                1,220
    13,000  Duquesne Light Holdings, Inc.(a)                     6.40          9/15/2020               15,114
     3,500  Duquesne Light Holdings, Inc.(a)                     5.90         12/01/2021                3,970
     2,225  Entergy Texas, Inc.                                  3.60          6/01/2015                2,297
       431  FPL Energy National Wind, LLC(a)                     5.61          3/10/2024                  428
     3,000  Great Plains Energy, Inc.                            6.88          9/15/2017                3,408
     2,000  Indiana Michigan Power Co.                           7.00          3/15/2019                2,423
     2,680  IPALCO Enterprises, Inc.(a)                          7.25          4/01/2016                2,955

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   12,500  IPALCO Enterprises, Inc.                             5.00%         5/01/2018           $   13,250
     2,000  Metropolitan Edison Co.                              7.70          1/15/2019                2,443
     1,000  Nevada Power Co.                                     6.50          5/15/2018                1,188
    14,000  NextEra Energy Capital Holdings, Inc.                6.35         10/01/2066               13,868
     1,000  NextEra Energy Capital Holdings, Inc.                7.30          9/01/2067                1,101
     3,000  NV Energy, Inc.                                      6.25         11/15/2020                3,561
     2,000  Oglethorpe Power Corp.                               6.10          3/15/2019                2,347
    20,500  PPL Capital Funding, Inc.                            6.70          3/30/2067               20,720
     3,000  Public Service Co. of New Mexico                     7.95          5/15/2018                3,592
     1,000  Public Service Co. of Oklahoma                       6.15          8/01/2016                1,102
     6,900  Southern California Edison Co.                       6.25                  -(f)             7,190
     4,000  Texas - New Mexico Power Co.(a)                      9.50          4/01/2019                5,175
       387  Tri-State Pass-Through Trust(a)                      6.04          1/31/2018                  409
                                                                                                   ----------
                                                                                                      124,660
                                                                                                   ----------
            GAS UTILITIES (1.8%)
     2,000  AGL Capital Corp.                                    6.38          7/15/2016                2,229
     2,000  Atmos Energy Corp.                                   6.35          6/15/2017                2,262
     1,000  Atmos Energy Corp.                                   8.50          3/15/2019                1,292
     2,000  Florida Gas Transmission Co.(a)                      7.90          5/15/2019                2,479
     3,000  Florida Gas Transmission Co.(a)                      5.45          7/15/2020                3,291
     3,000  Gulfstream Natural Gas(a)                            6.95          6/01/2016                3,358
     4,000  National Fuel Gas Co.                                4.90         12/01/2021                4,257
    10,000  National Fuel Gas Co.                                3.75          3/01/2023                9,744
     1,000  National Fuel Gas Co.                                7.38          6/13/2025                1,215
     8,000  ONEOK, Inc.                                          4.25          2/01/2022                7,793
    13,110  SourceGas, LLC(a)                                    5.90          4/01/2017               14,003
     1,000  Southern Star Central Gas Pipeline, Inc.(a)          6.00          6/01/2016                1,094
                                                                                                   ----------
                                                                                                       53,017
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     2,000  DPL, Inc.                                            6.50         10/15/2016                2,160
                                                                                                   ----------
            MULTI-UTILITIES (3.4%)
     1,000  Ameren Corp.                                         8.88          5/15/2014                1,022
     1,000  Ameren Illinois Co.                                  6.13         11/15/2017                1,164
     2,000  Ameren Illinois Co.                                  9.75         11/15/2018                2,669
     3,000  Black Hills Corp.                                    5.88          7/15/2020                3,481
     2,000  CMS Energy Corp.                                     6.25          2/01/2020                2,347
     3,000  CMS Energy Corp.                                     5.05          3/15/2022                3,328
     5,000  Consumers Energy Co.                                 2.85          5/15/2022                4,920
     1,000  Dominion Resources, Inc.                             8.88          1/15/2019                1,286
     6,050  Dominion Resources, Inc.                             7.50          6/30/2066                6,598
    10,000  Dominion Resources, Inc.                             2.55(c)       9/30/2066                9,302

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   19,663  Integrys Energy Group, Inc.                          6.11%        12/01/2066           $   19,848
     1,000  Puget Sound Energy, Inc.                             6.75          1/15/2016                1,106
    20,500  Puget Sound Energy, Inc.                             6.97          6/01/2067               21,602
     2,000  Sempra Energy                                        9.80          2/15/2019                2,664
    19,500  Wisconsin Energy Corp.                               6.25          5/15/2067               20,002
                                                                                                   ----------
                                                                                                      101,339
                                                                                                   ----------
            Total Utilities                                                                           281,176
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,456,212)                                          1,553,701
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (16.8%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.2%)
     5,000  Daimler Finance N.A., LLC(a)                         2.25          7/31/2019                4,984
                                                                                                   ----------
            CABLE & SATELLITE (0.1%)
     1,000  Virgin Media Finance plc                             8.38         10/15/2019                1,084
     2,000  Virgin Media Secured Finance plc                     6.50          1/15/2018                2,075
                                                                                                   ----------
                                                                                                        3,159
                                                                                                   ----------
            Total Consumer Discretionary                                                                8,143
                                                                                                   ----------
            CONSUMER STAPLES (1.0%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
     8,000  Viterra, Inc.(a)                                     5.95          8/01/2020                8,760
                                                                                                   ----------
            BREWERS (0.2%)
     5,000  SABMiller Holdings, Inc.(a)                          3.75          1/15/2022                5,128
                                                                                                   ----------
            DISTILLERS & VINTNERS (0.2%)
     5,000  Pernod Ricard S.A.(a)                                2.95          1/15/2017                5,208
                                                                                                   ----------
            FOOD RETAIL (0.0%)
       950  Ahold Lease USA, Inc. Pass-Through Trust             7.82          1/02/2020                1,068
                                                                                                   ----------
            TOBACCO (0.3%)
    10,000  BAT International Finance plc(a)                     3.25          6/07/2022                9,834
                                                                                                   ----------
            Total Consumer Staples                                                                     29,998
                                                                                                   ----------
            ENERGY (1.7%)
            -------------
            INTEGRATED OIL & GAS (0.0%)
     1,000  Husky Energy, Inc.                                   7.25         12/15/2019                1,229
                                                                                                   ----------
            OIL & GAS DRILLING (0.7%)
    10,000  Nabors Industries, Inc.                              4.63          9/15/2021               10,267
     3,000  Noble Holding International Ltd.                     3.95          3/15/2022                2,969
     2,044  QGOG Atlantic/Alaskan Rigs Ltd.(a)                   5.25          7/30/2018                2,115

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  Transocean, Inc.                                     5.05%        12/15/2016           $    5,512
                                                                                                   ----------
                                                                                                       20,863
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
     2,000  SESI, LLC                                            7.13         12/15/2021                2,215
     2,000  Weatherford Bermuda                                  9.63          3/01/2019                2,599
                                                                                                   ----------
                                                                                                        4,814
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,500  Talisman Energy, Inc.                                7.75          6/01/2019                1,818
     2,000  Woodside Finance Ltd.(a)                             4.60          5/10/2021                2,143
                                                                                                   ----------
                                                                                                        3,961
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.7%)
     1,275  Nakilat, Inc.(a)                                     6.07         12/31/2033                1,364
     2,000  TransCanada Pipelines Ltd.                           7.13          1/15/2019                2,448
    14,860  TransCanada Pipelines Ltd.                           6.35          5/15/2067               15,346
                                                                                                   ----------
                                                                                                       19,158
                                                                                                   ----------
            Total Energy                                                                               50,025
                                                                                                   ----------
            FINANCIALS (8.1%)
            -----------------
            DIVERSIFIED BANKS (3.9%)
    10,000  Abbey National Treasury Services plc                 3.05          8/23/2018               10,343
     2,450  Barclays Bank plc                                    0.69(c)               -(f)             1,642
     3,000  BayernLB Capital Trust l                             6.20                  -(f)             2,550
    20,000  HSBC Bank plc                                        0.63(c)               -(f)            14,443
     2,000  LBG Capital No.1 plc                                 8.00                  -(f)             2,144
     3,000  LBG Capital No.1 plc(a)                              7.88         11/01/2020                3,247
     1,000  Lloyds TSB Bank plc(a)                               4.38          1/12/2015                1,035
     5,000  Lloyds TSB Bank plc                                  4.20          3/28/2017                5,440
     2,000  National Capital Trust II(a)                         5.49                  -(f)             2,051
     2,000  Nordea Bank AB(a)                                    5.42                  -(f)             2,068
    10,000  Nordea Bank AB(a)                                    4.25          9/21/2022               10,097
    15,000  Rabobank Nederland                                   1.70          3/19/2018               14,962
    10,000  Rabobank Nederland                                   3.88          2/08/2022               10,203
     5,000  Rabobank Nederland                                   3.95         11/09/2022                4,909
     4,000  Royal Bank of Scotland Group plc                     7.64                  -(f)             3,960
    10,000  Royal Bank of Scotland Group plc                     9.50          3/16/2022               11,716
     5,000  Santander UK plc(a)                                  5.00         11/07/2023                5,060
     6,560  Sovereign Bank                                       8.75          5/30/2018                8,007
     1,000  Standard Chartered Bank(a)                           6.40          9/26/2017                1,138
     1,000  Westpac Capital Trust IV(a)                          5.26                  -(f)             1,047
                                                                                                   ----------
                                                                                                      116,062
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
     4,500  Brookfield Asset Management, Inc.                    5.80          4/25/2017                4,999
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (0.4%)
$   11,500  Great-West Life & Annuity Insurance Capital, LP(a)   7.15%         5/16/2046           $   11,902
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.6%)
     2,000  AXA S.A.(a)                                          6.46                  -(f)             2,060
    15,000  ZFS Finance USA Trust II(a)                          6.45         12/15/2065               16,162
                                                                                                   ----------
                                                                                                       18,222
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     7,000  ING Bank N.V.(a)                                     3.75          3/07/2017                7,444
        36  ING Groep N.V.                                       7.20                  -(f)               914
        27  ING Groep N.V.                                       7.38                  -(f)               673
     4,000  ING Groep N.V.                                       5.78                  -(f)             4,130
                                                                                                   ----------
                                                                                                       13,161
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (1.6%)
     2,000  Allied World Assurance Holdings Ltd.                 7.50          8/01/2016                2,296
    15,000  Oil Insurance Ltd.(a)                                3.23(c)               -(f)            13,702
    20,056  QBE Capital Funding III Ltd.(a)                      7.25          5/24/2041               20,737
     5,000  White Mountains Re Group Ltd.(a)                     6.38          3/20/2017                5,650
     5,000  XL Group plc                                         6.50                  -(f)             4,925
                                                                                                   ----------
                                                                                                       47,310
                                                                                                   ----------
            REGIONAL BANKS (0.5%)
    15,000  RBS Citizens Financial Group, Inc.(a)                4.15          9/28/2022               15,006
                                                                                                   ----------
            REINSURANCE (0.4%)
     5,000  Platinum Underwriters Finance, Inc.                  7.50          6/01/2017                5,715
     5,000  Swiss Re Capital I, LP(a)                            6.85                  -(f)             5,375
                                                                                                   ----------
                                                                                                       11,090
                                                                                                   ----------
            REITs - RETAIL (0.1%)
     2,000  WEA Finance(a)                                       5.75          9/02/2015                2,151
                                                                                                   ----------
            Total Financials                                                                          239,903
                                                                                                   ----------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
     2,000  Valeant Pharmaceuticals(a)                           6.88         12/01/2018                2,145
                                                                                                   ----------
            INDUSTRIALS (2.3%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.3%)
    10,000  Sydney Airport Finance Co. Pty. Ltd.(a)              3.90          3/22/2023                9,774
                                                                                                   ----------
            AIRLINES (1.0%)
    10,000  Air Canada Pass-Through Trust(a)                     4.13          5/15/2025                9,750
    15,000  British Airways Pass-Though Trust(a)                 4.63          6/20/2024               15,694
     5,000  Virgin Australia Trust(a)                            6.00          4/23/2022                5,212
                                                                                                   ----------
                                                                                                       30,656
                                                                                                   ----------

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            AIRPORT SERVICES (0.4%)
$   10,000  Heathrow Funding Ltd.(a)                             4.88%         7/15/2021           $   10,736
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.4%)
     8,000  Hutchison Whampoa International Ltd.(a)              6.00                  -(f)             8,480
     2,000  Hutchison Whampoa International Ltd.(a)              4.63          1/13/2022                2,091
     1,000  Siemens Financieringsmat(a)                          6.13          8/17/2026                1,210
                                                                                                   ----------
                                                                                                       11,781
                                                                                                   ----------
            RAILROADS (0.2%)
     4,261  Asciano Finance Ltd.(a)                              4.63          9/23/2020                4,369
                                                                                                   ----------
            Total Industrials                                                                          67,316
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
     5,000  Tyco Electronics Group S.A.                          3.50          2/03/2022                4,883
                                                                                                   ----------
            MATERIALS (2.7%)
            ----------------
            COMMODITY CHEMICALS (0.2%)
     5,000  Braskem Finance Ltd.(g)                              6.45          2/03/2024                4,922
                                                                                                   ----------
            CONSTRUCTION MATERIALS (0.2%)
     2,000  CRH America, Inc.                                    6.00          9/30/2016                2,235
     3,000  CRH America, Inc.                                    5.75          1/15/2021                3,413
                                                                                                   ----------
                                                                                                        5,648
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
     3,000  Incitec Pivot Finance, LLC(a)                        6.00         12/10/2019                3,333
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.8%)
     5,000  Anglo American Capital plc(a)                        2.63          9/27/2017                5,052
     3,000  Glencore Canada Corp.                                6.00         10/15/2015                3,238
     2,000  Glencore Funding, LLC(a)                             6.00          4/15/2014                2,020
    10,000  Glencore Funding, LLC(a)                             2.50          1/15/2019                9,677
     3,000  Rio Tinto Finance (USA) Ltd.                         8.95          5/01/2014                3,060
                                                                                                   ----------
                                                                                                       23,047
                                                                                                   ----------
            GOLD (0.7%)
     2,000  Barrick Gold Corp.                                   6.95          4/01/2019                2,337
    20,000  Goldcorp, Inc.                                       3.70          3/15/2023               18,474
                                                                                                   ----------
                                                                                                       20,811
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.0%)
     1,000  Ardagh Packaging Finance plc(a)                      7.38         10/15/2017                1,075
                                                                                                   ----------
            PAPER PACKAGING (0.1%)
     3,000  Smurfit Kappa Acquisitions(a)                        4.88          9/15/2018                3,143
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            PRECIOUS METALS & MINERALS (0.3%)
$   10,000  Fresnillo plc(a)                                     5.50%        11/13/2023           $    9,750
                                                                                                   ----------
            STEEL (0.3%)
     3,000  ArcelorMittal                                        6.13          6/01/2018                3,274
     2,000  ArcelorMittal                                        6.00          3/01/2021                2,100
     4,000  ArcelorMittal                                        6.75          2/25/2022                4,335
                                                                                                   ----------
                                                                                                        9,709
                                                                                                   ----------
            Total Materials                                                                            81,438
                                                                                                   ----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
    10,000  Electricite De France S.A.(a)                        5.25                  -(f)             9,680
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     2,000  Transalta Corp.                                      4.75          1/15/2015                2,071
                                                                                                   ----------
            Total Utilities                                                                            11,751
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations (cost: $471,194)                                  495,602
                                                                                                   ----------

            FOREIGN GOVERNMENT OBLIGATIONS (0.4%)

            GOVERNMENT (0.4%)
 CAD15,000  Province of Alberta (cost: $14,535)                  2.55         12/15/2022               13,129
                                                                                                   ----------

            ASSET-BACKED SECURITIES (1.7%)

            FINANCIALS (1.7%)
            -----------------
            ASSET-BACKED FINANCING (1.7%)
     3,000  American Express Credit Account Master Trust(a)      0.51(c)       9/15/2016                3,000
     5,000  Avis Budget Rental Car Funding, LLC(a)               6.74          5/20/2016                5,277
     2,000  Bank One Issuance Trust                              0.96(c)       2/15/2017                2,002
     1,748  Centre Point Funding, LLC(a)                         5.43          7/20/2016                1,806
     5,000  CIT Equipment Collateral(a)                          2.55          9/20/2016                5,010
     1,000  Citibank Credit Card Issuance Trust                  5.50          3/24/2017                1,054
     1,000  Citibank Credit Card Issuance Trust                  5.65          9/20/2019                1,150
     5,000  GE Capital Credit Card Master Note Trust             4.47          3/15/2020                5,459
     5,000  Hertz Vehicle Financing, LLC(a)                      5.93          3/25/2016                5,197
     2,000  Hertz Vehicle Financing, LLC(a)                      6.44          2/25/2019                2,250
     5,289  SLM Student Loan Trust                               0.60(c)       4/25/2025                4,743
     6,045  SLM Student Loan Trust                               0.62(c)       4/25/2025                5,442
     1,479  SLM Student Loan Trust                               0.44(c)      10/27/2025                1,352
     1,334  SLM Student Loan Trust                               0.79(c)      10/25/2038                1,177
     1,607  Trinity Rail Leasing, LP(a)                          5.27          8/14/2027                1,724

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,776  Trinity Rail Leasing, LP(a),(h)                      5.90%         5/14/2036           $    3,791
                                                                                                   ----------
                                                                                                       50,434
                                                                                                   ----------
            Total Financials                                                                           50,434
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $47,801)                                              50,434
                                                                                                   ----------

            COMMERCIAL MORTGAGE SECURITIES (16.7%)

            FINANCIALS (16.4%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (15.7%)
     3,342  Banc of America Commercial Mortgage, Inc.            5.29         11/10/2042                3,489
     1,000  Banc of America Commercial Mortgage, Inc.            5.29         11/10/2042                1,022
        40  Banc of America Commercial Mortgage, Inc.            4.51         12/10/2042                   40
     2,400  Banc of America Commercial Mortgage, Inc.            4.95          7/10/2043                2,507
     1,584  Banc of America Commercial Mortgage, Inc.            5.72          5/10/2045                1,627
     4,920  Banc of America Commercial Mortgage, Inc.            5.77          5/10/2045                5,207
     2,000  Banc of America Commercial Mortgage, Inc.            5.77          5/10/2045                2,203
     5,211  Banc of America Commercial Mortgage, Inc.            5.00          7/10/2045                5,499
     3,000  Banc of America Commercial Mortgage, Inc.            5.15         10/10/2045                3,172
     7,523  Banc of America Commercial Mortgage, Inc.            5.18         10/10/2045                8,042
     4,200  Banc of America Commercial Mortgage, Inc.            5.42         10/10/2045                4,201
     4,787  Banc of America Commercial Mortgage, Inc.            5.18          9/10/2047                5,142
       895  Banc of America Commercial Mortgage, Inc.(a)         5.50          9/10/2047                  938
       304  Banc of America Commercial Mortgage, Inc.(a)         5.64          9/10/2047                  319
     7,605  Banc of America Commercial Mortgage, Inc.(a)         6.14          9/10/2047                7,932
     5,980  Banc of America Commercial Mortgage, Inc.            6.25          2/10/2051                6,815
     3,000  BCRR Trust(a)                                        5.86          7/17/2040                3,357
     4,480  Bear Stearns Commercial Mortgage Securities, Inc.    5.00          2/11/2041                4,477
     4,000  Bear Stearns Commercial Mortgage Securities, Inc.    5.21          2/11/2041                4,055
     3,000  Bear Stearns Commercial Mortgage Securities, Inc.    4.99          9/11/2042                3,137
     5,989  Bear Stearns Commercial Mortgage Securities, Inc.    5.33          2/11/2044                6,522
     7,000  CFCRE Commercial Mortgage Trust(a)                   5.56         12/15/2047                7,895
     4,705  Citigroup Commercial Mortgage Securities, Inc.       5.78          3/15/2049                5,115
     1,620  Citigroup Commercial Mortgage Trust                  4.83          5/15/2043                1,686
     5,000  Citigroup Commercial Mortgage Trust                  6.13         12/10/2049                5,596
     5,000  Citigroup Deutsche Bank Commercial Mortgage Trust    5.22          7/15/2044                5,289
     2,300  Citigroup/Deutsche Bank Commercial Mortgage Trust    5.22          7/15/2044                2,437
     5,000  Citigroup/Deutsche Bank Commercial Mortgage Trust    5.35          1/15/2046                5,382
       386  Commercial Mortgage Asset Trust                      7.33         11/17/2032                  387
     3,000  Commercial Mortgage Loan Trust(a)                    5.54         12/11/2049                3,249
       366  Commercial Mortgage Trust                            4.58         10/15/2037                  366
     5,000  Commercial Mortgage Trust                            5.12          6/10/2044                5,258
     5,000  Commercial Mortgage Trust(a)                         5.54         12/11/2049                5,499
     4,956  Credit Suisse Commercial Mortgage Trust              5.47          2/15/2039                5,359

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  Credit Suisse Commercial Mortgage Trust              5.47%         2/15/2039           $    3,209
     4,872  Credit Suisse Commercial Mortgage Trust              5.38          2/15/2040                5,274
     2,386  Credit Suisse First Boston Mortgage Securities Corp. 5.11          7/15/2036                2,409
     4,824  Credit Suisse First Boston Mortgage
              Securities Corp.(a)                                4.96          1/15/2037                4,820
     5,750  Credit Suisse First Boston Mortgage Securities Corp. 0.41          4/15/2037                5,305
     6,000  Credit Suisse First Boston Mortgage Securities Corp. 4.73          7/15/2037                6,267
     4,555  Credit Suisse First Boston Mortgage Securities Corp. 5.10          8/15/2038                4,842
     1,000  Credit Suisse First Boston Mortgage Securities Corp. 4.82         10/15/2039                1,016
     1,950  DB-UBS Mortgage Trust(a)                             5.42          8/10/2044                2,161
     5,000  GE Capital Commercial Mortgage Corp.                 5.28          3/10/2044                4,840
     5,000  GE Capital Commercial Mortgage Corp.                 5.07          7/10/2045                5,296
       691  GE Capital Commercial Mortgage Corp.                 5.31         11/10/2045                  693
     2,745  GE Capital Commercial Mortgage Corp.                 5.31         11/10/2045                2,926
     2,000  GMAC Commercial Mortgage Securities, Inc.            4.75          5/10/2043                2,088
     2,829  GMAC Commercial Mortgage Securities, Inc.            4.81          5/10/2043                2,758
     5,000  Greenwich Capital Commercial Funding Corp.           5.82          7/10/2038                5,476
     2,000  Greenwich Capital Commercial Funding Corp.           5.44          3/10/2039                2,210
     4,225  GS Mortgage Securities Corp. II                      5.59          4/10/2038                4,271
     7,195  GS Mortgage Securities Corp. II                      5.62          4/10/2038                7,795
     2,000  GS Mortgage Securities Corp. II                      5.53          8/10/2038                2,031
     9,500  GS Mortgage Securities Corp. II                      4.78          7/10/2039                9,730
     3,000  GS Mortgage Securities Corp. II(a)                   4.95          1/10/2045                3,294
     4,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.99          9/12/2037                4,163
     5,540  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.84          7/15/2042                5,767
     3,200  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.00         10/15/2042                3,388
     8,800  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.04         10/15/2042                9,081
     1,429  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.29          1/12/2043                1,524
       713  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.49          4/15/2043                  731
       810  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.79          6/12/2043                  842
     2,734  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.42         12/12/2043                2,860
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.46         12/12/2043                5,234
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.24         12/15/2044                3,196

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,650  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.36%        12/15/2044           $    3,913
     3,465  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.86          4/15/2045                3,831
     1,504  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.86          4/15/2045                1,559
    10,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   3.51          5/15/2045               10,130
       453  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.37          5/15/2045                  468
     4,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.48          5/15/2045                4,206
       221  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.63          3/15/2046                  221
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(a)                                5.31          8/15/2046                5,658
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   6.00          2/15/2051                2,219
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Trust                                   5.37          5/15/2047                5,297
     2,459  LB-UBS Commercial Mortgage Trust                     5.02          8/15/2029                2,483
     3,000  LB-UBS Commercial Mortgage Trust                     5.21          4/15/2030                3,105
     5,493  LB-UBS Commercial Mortgage Trust                     5.62         11/15/2030                5,682
     3,000  LB-UBS Commercial Mortgage Trust                     5.22          2/15/2031                3,232
     1,144  LB-UBS Commercial Mortgage Trust                     5.64          3/15/2032                1,172
     2,000  LB-UBS Commercial Mortgage Trust                     5.35         11/15/2038                2,199
     7,750  LB-UBS Commercial Mortgage Trust                     5.38         11/15/2038                8,406
     6,000  LB-UBS Commercial Mortgage Trust                     5.41          9/15/2039                6,593
     2,000  LB-UBS Commercial Mortgage Trust                     5.43          4/15/2040                1,594
     5,000  LB-UBS Commercial Mortgage Trust                     5.28          2/15/2041                5,047
     2,000  Merrill Lynch Mortgage Trust                         5.28         11/12/2037                2,116
       626  Merrill Lynch Mortgage Trust                         4.96          7/12/2038                  626
     5,000  Merrill Lynch Mortgage Trust                         5.14          7/12/2038                5,204
     2,000  Merrill Lynch Mortgage Trust                         5.18          7/12/2038                1,951
     3,000  Merrill Lynch Mortgage Trust                         5.69          5/12/2039                3,049
     1,443  Merrill Lynch Mortgage Trust                         4.86         10/12/2041                1,462
     4,285  Merrill Lynch Mortgage Trust                         4.92         10/12/2041                4,384
     2,000  Merrill Lynch Mortgage Trust                         5.42          1/12/2044                2,059
     2,900  Merrill Lynch Mortgage Trust                         5.38          8/12/2048                3,169
     2,000  Merrill Lynch Mortgage Trust                         6.26          2/12/2051                2,184
     2,000  Merrill Lynch Mortgage Trust(a)                      6.45          2/12/2051                2,128
     2,000  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                     5.89          6/12/2046                2,038

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,775  Morgan Stanley Capital I, Inc.                       5.80%         8/12/2041           $    1,822
     5,000  Morgan Stanley Capital I, Inc.                       5.37         12/15/2043                5,450
     6,000  Morgan Stanley Capital I, Inc.                       5.79          7/12/2044                6,453
     3,445  Morgan Stanley Capital I, Inc.                       4.89          6/12/2047                3,604
     3,000  Morgan Stanley Capital I, Inc.                       4.77          7/15/2056                3,114
     5,000  Royal Bank of Scotland Trust(a)                      5.91          6/16/2049                5,526
     3,398  Structured Asset Mortgage Investments, Inc.          0.66(c)       7/19/2035                3,032
     3,000  Timberstar Trust(a)                                  5.75         10/15/2036                3,261
    10,000  UBS Commercial Mortgage Trust                        3.40          5/10/2045               10,044
     4,756  UBS-Citigroup Commercial Mortgage Trust(a)           5.15          1/10/2045                5,257
     1,993  Wachovia Bank Commercial Mortgage Trust              5.08          3/15/2042                2,051
       424  Wachovia Bank Commercial Mortgage Trust              4.81          4/15/2042                  432
     4,860  Wachovia Bank Commercial Mortgage Trust              5.18          7/15/2042                5,155
     5,000  Wachovia Bank Commercial Mortgage Trust              5.72          5/15/2043                5,257
     5,592  Wachovia Bank Commercial Mortgage Trust              5.61          3/15/2045                6,020
       531  Wachovia Bank Commercial Mortgage Trust              5.94          6/15/2045                  539
     5,000  Wachovia Bank Commercial Mortgage Trust              5.80          7/15/2045                5,472
       802  Wachovia Bank Commercial Mortgage Trust              5.50         10/15/2048                  808
     1,000  Wachovia Bank Commercial Mortgage Trust              5.57         10/15/2048                1,095
     3,000  Wachovia Bank Commercial Mortgage Trust              5.60         10/15/2048                3,254
     5,000  Wachovia Bank Commercial Mortgage Trust              5.34         11/15/2048                5,472
     5,000  Wachovia Bank Commercial Mortgage Trust              5.75          6/15/2049                5,580
     3,000  WF Commercial Mortgage Trust(a)                      5.28         11/15/2043                3,306
     6,000  WF-RBS Commercial Mortgage Trust(a)                  5.17          2/15/2044                6,569
                                                                                                   ----------
                                                                                                      464,676
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
    35,182  J.P. Morgan Chase Commercial Mortgage
              Securities Corp., acquired 9/28/2012;
              cost $4,803(i)                                     2.15         10/15/2045                4,026
    37,861  Morgan Stanley-BAML Trust, acquired 10/05/2012;
              cost $4,919(a),(i)                                 2.17         11/15/2045                4,116
    32,338  UBS Commercial Mortgage Trust, acquired
              5/01/2012; cost $4,896(a),(i)                      2.33          5/10/2045                4,205
    78,844  WF-RBS Commercial Mortgage Trust, acquired
              12/04/2012; cost $9,837(a),(i)                     1.83         12/15/2045                8,471
                                                                                                   ----------
                                                                                                       20,818
                                                                                                   ----------
            Total Financials                                                                          485,494
                                                                                                   ----------
            GOVERNMENT (0.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
     8,500  Freddie Mac(+)                                       2.22         12/25/2018                8,633
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $467,783)                                     494,127
                                                                                                   ----------

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (1.4%)(j)

            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
$  202,027  Fannie Mae(+)                                        0.68%         4/25/2022           $    8,568
    44,141  Freddie Mac(+)                                       1.45         12/25/2021                3,873
    24,010  Freddie Mac(+)                                       1.74          3/25/2022                2,614
    74,139  Freddie Mac(+)                                       1.31          8/25/2022                6,442
    72,259  Freddie Mac(+)                                       0.90         10/25/2022                4,430
                                                                                                   ----------
                                                                                                       25,927
                                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.5%)
    15,099  Fannie Mae(+)                                        2.50          7/01/2027               15,227
       561  Freddie Mac(+),(k)                                   5.00          9/01/2020                  605
       220  Freddie Mac(+)                                       5.50          4/01/2036                  241
                                                                                                   ----------
                                                                                                       16,073
                                                                                                   ----------
            Total U.S. Government Agency Issues (cost: $41,715)                                        42,000
                                                                                                   ----------

            U.S. TREASURY SECURITIES (2.6%)

            BONDS (1.3%)
    20,000  2.75%, 8/15/2042                                                                           16,861
     5,000  2.75%, 11/15/2042                                                                           4,206
    20,000  3.00%, 5/15/2042                                                                           17,814
                                                                                                   ----------
                                                                                                       38,881
                                                                                                   ----------
            NOTES (1.3%)
     5,000  1.75%, 5/15/2023                                                                            4,640
    15,000  2.00%, 2/15/2022                                                                           14,567
    10,000  2.00%, 2/15/2023                                                                            9,535
    10,000  2.13%, 8/15/2021                                                                            9,900
                                                                                                   ----------
                                                                                                       38,642
                                                                                                   ----------
            Total U.S. Treasury Securities (cost: $85,733)                                             77,523
                                                                                                   ----------

            MUNICIPAL BONDS (5.0%)

            AIRPORT/PORT (0.5%)
    10,000  Chicago Midway Airport                               3.53          1/01/2041(l)            10,436
     2,000  College Park (INS)                                   5.76          1/01/2015                2,063
       860  Riverside (INS)                                      5.19          8/01/2017                  858
                                                                                                   ----------
                                                                                                       13,357
                                                                                                   ----------
            APPROPRIATED DEBT (0.7%)
     3,000  Baltimore City Board of School Commissioners         5.69         12/15/2025                3,471
     1,125  Escondido Joint Powers Financing Auth. (INS)         5.53          9/01/2018                1,161
     3,000  Kannapolis Ltd.                                      7.28          3/01/2027                3,134

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,500  Kentucky State Property and Buildings Commission     4.08%        11/01/2015           $    1,593
     5,000  Miami-Dade County School Board                       5.38          5/01/2031                5,439
     4,000  Palm Beach County School Board                       5.40          8/01/2025                4,289
                                                                                                   ----------
                                                                                                       19,087
                                                                                                   ----------
            CASINOS & GAMING (0.0%)
     1,273  Mashantucket (Western) Pequot Tribe(m)               6.35          7/01/2026                  772
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
       680  American Eagle Northwest, LLC(a)                     4.97         12/15/2018                  688
                                                                                                   ----------
            EDUCATION (1.0%)
     1,780  Austin CCD                                           5.20          2/01/2020                1,822
     3,430  Austin CCD                                           6.76          8/01/2030                4,096
       925  California State Univ. (INS)                         5.27         11/01/2017                  951
     1,000  Colorado State Board of Governors Univ.
             Enterprise System                                   4.90          3/01/2021                1,098
     3,000  Los Alamitos USD No. 1                               6.19          2/01/2026                3,309
     3,000  Miami Univ. (A State Univ. of Ohio)                  6.67          9/01/2028                3,396
    10,000  New Jersey EDA                                       5.25          9/01/2026               11,121
     3,000  Rensselaer Polytechnic Institute                     5.60          9/01/2020                3,387
     1,000  Univ. of Oklahoma (PRE)                              5.25         11/01/2019                1,038
                                                                                                   ----------
                                                                                                       30,218
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (0.1%)
     2,000  American Municipal Power, Inc.                       3.82          2/15/2014                2,003
     1,815  Piedmont Municipal Power Agency                      4.34          1/01/2017                1,841
                                                                                                   ----------
                                                                                                        3,844
                                                                                                   ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
     4,000  Maricopa County IDA                                  2.63(c)      12/01/2031(l)             4,022
     2,375  Miami-Dade County IDA                                2.63          8/01/2023(l)             2,394
     8,500  Mission EDC                                          3.75         12/01/2018(l)             8,787
                                                                                                   ----------
            Total Environmental & Facilities Services                                                  15,203
                                                                                                   ----------
            GENERAL OBLIGATION (0.8%)
     1,250  Las Virgenes USD                                     5.54          8/01/2025                1,359
     3,000  Long Beach USD                                       5.91          8/01/2025                3,560
     5,000  New York City                                        6.27         12/01/2037                6,098
     5,000  State of Washington                                  5.25          2/01/2036                5,473
     4,045  Will County, Illinois                                3.83         11/15/2016                4,339
     1,520  Will County, Illinois                                4.08         11/15/2017                1,649
     1,405  Will County, Illinois                                4.28         11/15/2018                1,538
                                                                                                   ----------
                                                                                                       24,016
                                                                                                   ----------

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            HOSPITAL (0.2%)
$    1,000  Medical Univ. (INS)(PRE)                             5.01%         2/15/2015           $    1,026
     3,000  Novant Health, Inc.                                  5.35         11/01/2016                3,272
                                                                                                   ----------
                                                                                                        4,298
                                                                                                   ----------
            MISCELLANEOUS (0.0%)
       612  Keenan Dev. Association of Tennessee, LLC (INS)(a)   5.02          7/15/2028                  634
                                                                                                   ----------
            MULTIFAMILY HOUSING (0.2%)
     5,000  New York State Mortgage Agency                       4.20         10/01/2027                4,996
                                                                                                   ----------
            NURSING/CCRC (0.0%)
       630  California Statewide Communities Dev. Auth. (INS)    5.59          2/01/2015                  632
                                                                                                   ----------
            SALES TAX (0.1%)
     3,300  Miami-Dade County Transit System                     4.59          7/01/2021                3,504
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.7%)
     2,000  Florida State Department of Environmental Protection 5.76          7/01/2020                2,222
     1,745  Metropolitan Nashville Airport Auth. (INS)           5.14          7/01/2018                1,907
     3,000  MTA                                                  5.20         11/15/2018                3,383
     5,000  MTA                                                  6.73         11/15/2030                5,632
     3,000  New Jersey Transportation Trust Fund Auth.           5.75         12/15/2028                3,389
     2,500  New York City Transitional Finance Auth.             5.00          2/01/2035                2,673
                                                                                                   ----------
                                                                                                       19,206
                                                                                                   ----------
            WATER UTILITIES (0.1%)
     3,000  Connecticut Dev. Auth.                               5.50          4/01/2021                3,382
                                                                                                   ----------
            WATER/SEWER UTILITY (0.1%)
     2,500  Tohopekaliga Water Auth.                             5.25         10/01/2036                2,703
                                                                                                   ----------
            Total Municipal Bonds (cost: $135,504)                                                    146,540
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------------------
            PREFERRED STOCKS (1.7%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
   150,000  Dairy Farmers of America, Inc., 7.88%,
              cumulative redeemable, perpetual(a)                                                      16,322
                                                                                                   ----------
            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     3,000  Chesapeake Energy Corp., 5.75%, perpetual(a)                                                3,456
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

---------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                 MARKET
$(000)/                                                                                 VALUE
SHARES         SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               FINANCIALS (0.5%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
     50,000    HSBC Holdings plc, 6.20%, perpetual                                 $    1,249
      5,000    US Bancorp, 7.19%, perpetual                                             3,913
                                                                                   ----------
                                                                                        5,162
                                                                                   ----------
               PROPERTY & CASUALTY INSURANCE (0.1%)
     $3,000    Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                           3,120
     $3,000    Syncora Holdings Ltd., 6.88%, perpetual(h)                                   -
                                                                                   ----------
                                                                                        3,120
                                                                                   ----------
               REGIONAL BANKS (0.1%)
      2,000    CoBank ACB, 1.46%, perpetual(a)                                          1,321
                                                                                   ----------
               REINSURANCE (0.0%)
      2,000    American Overseas Group Ltd., 7.50%,
                 non-cumulative, perpetual, acquired
                 1/23/2007 - 3/02/2007; cost $2,058*(h),(i)                               500
                                                                                   ----------
               REITs - OFFICE (0.1%)
    160,000    CommonWealth REIT, Series E, 7.25%,
                 cumulative redeemable, perpetual                                       3,648
                                                                                   ----------
               Total Financials                                                        13,751
                                                                                   ----------
               INDUSTRIALS (0.1%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.1%)
      4,000    Pitney Bowes International Holdings,
                 Series F, 6.13%, cumulative redeemable,
                 perpetual(a)                                                           4,241
                                                                                   ----------
               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,000    Centaur Funding Corp., 9.08%(a)                                          2,461
                                                                                   ----------

               UTILITIES (0.3%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
     99,000    Southern California Edison, Series D, 6.50%,
                cumulative redeemable, perpetual                                        9,751
                                                                                   ----------
               Total Preferred Stocks (cost: $51,044)                                  49,982
                                                                                   ----------

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (0.4%)

            COMMERCIAL PAPER (0.3%)

            ENERGY (0.2%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
$    5,161  Talisman Energy, Inc.(a),(n)                         0.67%         2/03/2014           $    5,161
                                                                                                   ----------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
     2,976  Northeast Utilities(a),(n)                           0.15          2/04/2014                2,976
                                                                                                   ----------
            Total Commercial Paper                                                                      8,137
                                                                                                   ----------

            VARIABLE-RATE DEMAND NOTES (0.1%)

            ENERGY (0.1%)
            -------------
            OIL & GAS REFINING & MARKETING (0.1%)
     5,000  Port of Port Arthur Navigation District              0.42         12/01/2039                5,000
                                                                                                   ----------
            Total Money Market Instruments (cost: $13,137)                                             13,137
                                                                                                   ----------

            TOTAL INVESTMENTS (COST: $2,784,658)                                                   $2,936,175
                                                                                                   ==========
-------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
NUMBER OF                                                                        CONTRACT       APPRECIATION/
CONTRACTS                                                          EXPIRATION     VALUE        (DEPRECIATION)
LONG/(SHORT)  SECURITY                                                DATE        (000)                 (000)
-------------------------------------------------------------------------------------------------------------
              FUTURES (0.7%)
        100   10YR U.S. Treasury Note Futures                       3/20/2014     $12,575              $  138
         50   30YR U.S. Treasury Bond Futures                       3/20/2014       6,680                 236
                                                                                  -------              ------

              TOTAL FUTURES                                                       $19,255              $  374
                                                                                  =======              ======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                            (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                        QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                    IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS             INPUTS        INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $ 5,002         $1,548,699          $    - $1,553,701
  Eurodollar and Yankee Obligations                 -            495,602               -    495,602
  Foreign Government Obligations                    -             13,129               -     13,129
  Asset-Backed Securities                           -             46,643           3,791     50,434
  Commercial Mortgage Securities                    -            494,127               -    494,127
  U.S. Government Agency Issues                     -             42,000               -     42,000
  U.S. Treasury Securities                     77,523                  -               -     77,523
  Municipal Bonds                                   -            146,540               -    146,540
Equity Securities:
  Preferred Stocks                              1,249             48,233             500     49,982
Money Market Instruments:
  Commercial Paper                                  -              8,137               -      8,137
  Variable-Rate Demand Notes                        -              5,000               -      5,000
  Futures*                                        374                  -               -        374
---------------------------------------------------------------------------------------------------
Total                                         $84,148         $2,848,110          $4,291 $2,936,549
---------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------
                                                         ASSET-BACKED         PREFERRED
                                                          SECURITIES           STOCKS
---------------------------------------------------------------------------------------
Balance as of July 31, 2013                                 $4,320              $500
Purchases                                                        -                 -
Sales                                                         (124)                -
Transfers into Level 3                                           -                 -
Transfers out of Level 3                                         -                 -
Net realized gain (loss) on investments                          4                 -
Change in net unrealized appreciation/depreciation
  on investments                                              (409)                -
---------------------------------------------------------------------------------------
Balance as of January 31, 2014                              $3,791              $500
---------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.3% of net assets at January 31, 2014.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CAD      Canadian dollars
    CCD      Community College District
    EDA      Economic Development Authority
    EDC      Economic Development Corp.
    IDA      Industrial Development Authority/Agency
    MTA      Metropolitan Transportation Authority
    PRE      Prerefunded to a date prior to maturity

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    REIT     Real estate investment trust
    USD      Unified School District

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

        liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2014.

    (d) At January 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at January 31, 2014.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) At January 31, 2014, the aggregate market value of securities purchased on a when-issued basis was $4,922,000.

    (h) Security was fair valued at January 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,291,000, which represented 0.01% of net assets of the Fund.

    (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2014, was $21,318,000, which represented 0.7% of the Fund's net assets.

    (j) U.S. government agency issues -- Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation,

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

        and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (k) Securities with a value of $598,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (l) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (m) Pay-in-kind (PIK) -- Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (o) In U.S. dollars unless otherwise noted.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,784,658)        $2,936,175
  Cash                                                                          496
  Receivables:
    Capital shares sold
      Affiliated transactions (Note 7)                                           17
      Nonaffiliated transactions                                              2,514
    USAA Asset Management Company (Note 6C)                                      12
    Dividends and interest                                                   31,157
    Variation margin on futures contracts                                       375
                                                                         ----------
      Total assets                                                        2,970,746
                                                                         ----------
LIABILITIES
  Payables:
    Securities purchased                                                     10,349
    Capital shares redeemed                                                   1,781
    Dividends on capital shares                                                 746
  Accrued management fees                                                       882
  Accrued transfer agent's fees                                                  96
  Other accrued expenses and payables                                           111
                                                                         ----------
      Total liabilities                                                      13,965
                                                                         ----------
        Net assets applicable to capital shares outstanding              $2,956,781
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $2,803,304
  Accumulated undistributed net investment income                                 9
  Accumulated net realized gain on investments and futures transactions       1,578
  Net unrealized appreciation of investments and futures contracts          151,891
  Net unrealized depreciation of foreign currency translations                   (1)
                                                                         ----------
        Net assets applicable to capital shares outstanding              $2,956,781
                                                                         ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,770,694/164,025 shares outstanding)    $    10.80
                                                                         ==========
    Institutional Shares (net assets of $1,175,340/108,871
      shares outstanding)                                                $    10.80
                                                                         ==========
  Adviser Shares (net assets of $10,747/996 shares outstanding)          $    10.79
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $ 2,194
   Interest                                                               70,327
                                                                         -------
        Total income                                                      72,521
                                                                         -------
EXPENSES
   Management fees                                                         5,168
   Administration and servicing fees:
        Fund Shares                                                        1,321
        Institutional Shares                                                 576
        Adviser Shares                                                         8
   Transfer agent's fees:
        Fund Shares                                                        1,403
        Institutional Shares                                                 576
        Adviser Shares                                                         1
   Distribution and service fees (Note 6E):
        Adviser Shares                                                        13
   Custody and accounting fees:
        Fund Shares                                                          122
        Institutional Shares                                                  79
        Adviser Shares                                                         1
   Postage:
        Fund Shares                                                           33
        Institutional Shares                                                   5
   Shareholder reporting fees:
        Fund Shares                                                           23
        Institutional Shares                                                   5
   Trustees' fees                                                              7
   Registration fees:
        Fund Shares                                                            9
        Institutional Shares                                                  13
        Adviser Shares                                                         8
   Professional fees                                                          86
   Other                                                                      22
                                                                        --------
        Total expenses                                                     9,479
                                                                        --------

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

   Expenses reimbursed:
        Fund Shares                                                         (394)
                                                                        --------
        Net expenses                                                       9,085
                                                                        --------
NET INVESTMENT INCOME                                                     63,436
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
        Unaffiliated transactions                                          1,738
        Affiliated transactions (Note 8)                                     649
        Foreign currency transactions                                         (5)
        Futures transactions                                              (1,974)
   Change in net unrealized appreciation/depreciation of:
        Investments                                                       12,209
        Foreign currency translations                                         (2)
        Futures contracts                                                  1,815
                                                                        --------
            Net realized and unrealized gain                              14,430
                                                                        --------
   Increase in net assets resulting from operations                     $ 77,866
                                                                        ========

See accompanying notes to financial statements.

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                      1/31/2014       7/31/2013
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $   63,436      $  122,622
  Net realized gain on investments                                        2,387           6,967
  Net realized loss on foreign currency transactions                         (5)             (2)
  Net realized loss on futures transactions                              (1,974)         (3,410)
  Change in net unrealized appreciation/depreciation of:
      Investments                                                        12,209         (22,722)
      Foreign currency translations                                          (2)              1
      Futures contracts                                                   1,815          (2,045)
                                                                     --------------------------
      Increase in net assets resulting from operations                   77,866         101,411
                                                                     --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
      Fund Shares                                                       (37,860)        (83,521)
      Institutional Shares                                              (25,363)        (38,761)
      Adviser Shares                                                       (202)           (340)
                                                                     --------------------------
            Total distributions of net investment income                (63,425)       (122,622)
                                                                     --------------------------
  Net realized gains:
      Fund Shares                                                          (681)         (3,550)
      Institutional Shares                                                 (448)         (1,846)
      Adviser Shares                                                         (4)            (16)
                                                                     --------------------------
            Total distributions of net realized gains                    (1,133)         (5,412)
                                                                     --------------------------
      Distributions to shareholders                                     (64,558)       (128,034)
                                                                     --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                           (12,226)       (335,997)
  Institutional Shares                                                   37,273         816,023
  Adviser Shares                                                          1,795           1,031
                                                                     --------------------------
      Total net increase in net assets from capital
            share transactions                                           26,842         481,057
                                                                     --------------------------
  Net increase in net assets                                             40,150         454,434
NET ASSETS
  Beginning of period                                                 2,916,631       2,462,197
                                                                     --------------------------
  End of period                                                      $2,956,781      $2,916,631
                                                                     ==========================
Accumulated undistributed (overdistribution of) net
  investment income:
  End of period                                                      $        9      $       (2)
                                                                     ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income without undue risk to principal.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or

================================================================================

52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

       bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

       basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in 1A2, certain bonds, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held during the six-month period ended January 31, 2014, did not include master netting provisions.

   FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2014* (IN THOUSANDS)

                                     ASSET DERIVATIVES              LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------
                             STATEMENT OF                    STATEMENT OF
DERIVATIVES NOT              ASSETS AND                      ASSETS AND
ACCOUNTED FOR AS             LIABILITIES                     LIABILITIES
HEDGING INSTRUMENTS          LOCATION         FAIR VALUE     LOCATION              FAIR VALUE
----------------------------------------------------------------------------------------------
Interest rate contracts      Net Unrealized     $374**           -                     $-
                             appreciation of
                             investments and
                             futures contracts
----------------------------------------------------------------------------------------------

   * For open derivative instruments as of January 31, 2014, see the portfolio of investments, which also is indicative of activity for the six-month period ended January 31, 2014.

  ** Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2014 (IN THOUSANDS)

                                                                        CHANGE IN
DERIVATIVES NOT                                                         UNREALIZED
ACCOUNTED FOR             STATEMENT OF                REALIZED          APPRECIATION
AS HEDGING                OPERATIONS                  LOSS ON           (DEPRECIATION)
INSTRUMENTS               LOCATION                    DERIVATIVES       ON DERIVATIVES
----------------------------------------------------------------------------------------
Interest rate contracts   Net realized and             $(1,974)           $1,815
                          unrealized gain (loss)
                          on futures transactions/
                          Change in net unrealized
                          appreciation (depreciation)
                          of futures
----------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,975,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $8,000, which represents 4.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of July 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $230,549,000 and $133,016,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $180,539,000 and $28,648,000, respectively, resulting in net unrealized appreciation of $151,891,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                                    SIX-MONTH
                                                  PERIOD ENDED                 YEAR ENDED
                                                JANUARY 31, 2014              JULY 31, 2013
---------------------------------------------------------------------------------------------------
                                             SHARES        AMOUNT            SHARES        AMOUNT
                                           --------------------------------------------------------
FUND SHARES:
Shares sold                                 18,888       $ 202,160          60,077      $   659,979
Shares issued from
  reinvested dividends                       3,380          36,219           7,467           81,947
Shares redeemed                            (23,437)       (250,605)        (98,316)      (1,077,923)
                                           --------------------------------------------------------
Net decrease from
  capital share transactions                (1,169)      $ (12,226)        (30,772)     $  (335,997)
                                           ========================================================
INSTITUTIONAL SHARES:
Shares sold                                 10,783       $ 115,387          89,502      $   982,910
Shares issued from
  reinvested dividends                       2,338          25,060           3,657           40,168
Shares redeemed                             (9,643)       (103,174)        (18,905)        (207,055)
                                           --------------------------------------------------------
Net increase from
  capital share transactions                 3,478       $  37,273          74,254      $   816,023
                                           ========================================================
ADVISER SHARES:
Shares sold                                    267       $   2,851             164      $     1,794
Shares issued from
  reinvested dividends                           8              93              12              126
Shares redeemed                               (107)         (1,149)            (82)            (889)
                                           --------------------------------------------------------
Net increase from
  capital share transactions                   168       $   1,795              94      $     1,031
                                           ========================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the six-month period ended January 31, 2014, the Fund had no subadviser(s).

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee, accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2014, the Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Index over the performance period. The Index tracks the performance of funds in that invest primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. The share performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
------------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

   numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $5,168,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $545,000, $159,000, and $2,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.06%, 0.03%, and 0.04%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,321,000, $576,000, and $8,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $40,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

64  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.95% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date.

   The Manager had agreed, through December 1, 2013, to limit the total annual operating expenses of the Fund Shares to 0.65% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund Shares for all expenses in excess of that amount. Effective December 1, 2013, the Manager terminated this agreement for the Fund Shares. For the six-month period ended January 31, 2014, the Fund incurred reimbursable expenses from the Manager for the Fund Shares of $394,000, of which $12,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,403,000, $576,000, and $1,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

   Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2014, the Fund recorded a receivable for capital shares sold of $17,000 for the USAA fund-of-funds' redemptions of Institutional Shares. As of January 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.7
USAA Target Retirement Income Fund                                      2.0
USAA Target Retirement 2020 Fund                                        3.4
USAA Target Retirement 2030 Fund                                        4.1
USAA Target Retirement 2040 Fund                                        2.3
USAA Target Retirement 2050 Fund                                        0.2
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.1%

================================================================================

66  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2014, USAA and its affiliates owned 490,000 shares which represents 49.2% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                     COST TO      NET REALIZED
        SELLER                  PURCHASER           PURCHASER    GAIN TO SELLER
-------------------------------------------------------------------------------
USAA Intermediate-Term     USAA Short-Term
  Bond Fund                  Bond Fund              $ 6,315,000      $  649,000
USAA High Income Fund      USAA Intermediate-Term
                             Bond Fund               18,128,000       1,718,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                          YEAR ENDED JULY 31,
                            -----------------------------------------------------------------------------
                                  2014           2013         2012           2011         2010       2009
                            -----------------------------------------------------------------------------
Net asset value at
  beginning of period       $    10.75     $    10.81   $    10.60     $    10.12   $     8.93   $   9.32
                            -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .23            .48          .53            .56          .58        .58
  Net realized and
  unrealized gain (loss)           .05           (.04)         .21            .47         1.19       (.39)
                            -----------------------------------------------------------------------------
Total from investment
  operations                       .28            .44          .74           1.03         1.77        .19
                            -----------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.23)          (.48)        (.53)          (.55)        (.58)      (.58)
  Realized capital gains          (.00)(a)       (.02)           -              -            -          -
                            -----------------------------------------------------------------------------
Total distributions               (.23)          (.50)        (.53)          (.55)        (.58)      (.58)
                            -----------------------------------------------------------------------------
Net asset value at
  end of period             $    10.80     $    10.75   $    10.81     $    10.60   $    10.12   $   8.93
                            =============================================================================
Total return (%)*                 2.70           4.08         7.27          10.44        20.30       2.71
Net assets at
  end of period (000)       $1,770,694     $1,775,162   $2,117,767     $1,731,646   $1,248,509   $951,548
Ratios to average
  net assets:**
  Expenses (%)(b)                  .66(c)         .65          .65            .65          .65        .65
  Expenses, excluding
    reimbursements (%)(b)          .71(c)         .71          .72            .72          .69        .70
  Net investment income (%)       4.30(c)        4.38         5.07           5.33         6.00       6.93
Portfolio turnover (%)               5             10           17             16(e)        37         49(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $1,747,390,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to market volatility.
(e) Reflects decreased trading activity due to market volatility.

================================================================================

68  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH                                                           PERIOD
                                   PERIOD ENDED                                                          ENDED
                                    JANUARY 31,                    YEAR ENDED JULY 31,                  JULY 31,
                                   -----------------------------------------------------------------------------
                                         2014           2013       2012           2011         2010      2009***
                                   -----------------------------------------------------------------------------
Net asset value at
  beginning of period              $    10.75     $    10.81   $  10.60       $  10.12     $   8.93    $  9.32
                                   ---------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .24            .49        .54            .58          .60        .59
  Net realized and
     unrealized gain (loss)               .05           (.04)       .21            .48         1.19       (.39)
                                   ---------------------------------------------------------------------------
Total from investment
  operations                              .29            .45        .75           1.06         1.79        .20
                                   ---------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.24)          (.49)      (.54)          (.58)        (.60)      (.59)
  Realized capital gains                 (.00)(a)       (.02)         -              -            -          -
                                   ---------------------------------------------------------------------------
Total distributions                      (.24)          (.51)      (.54)          (.58)        (.60)      (.59)
                                   ---------------------------------------------------------------------------
Net asset value at
  end of period                    $    10.80     $    10.75   $  10.81       $  10.60     $  10.12    $  8.93
                                   ===========================================================================
Total return (%)*                        2.75           4.18       7.37          10.66        20.53       2.86
Net assets at
  end of period (000)              $1,175,340     $1,132,579   $336,501       $194,889     $116,451    $46,888
Ratios to average
  net assets:**
  Expenses (%)(b)                         .56(c)         .55        .56            .45(e)       .46(e)     .46(c),(e)
  Net investment income (%)              4.40(c)        4.41       5.13           5.53         6.15       7.28(c)
Portfolio turnover (%)                      5             10         17             16(f)        37         49(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $1,143,402,000.
*** Institutional shares were initiated on August 1, 2008.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to market volatility.
(e) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the institutional Shares to 0.46% of the Institutional Shares' average net assets.
(f) Reflects decreased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                              PERIOD ENDED                                   PERIOD ENDED
                                               JANUARY 31,       YEAR ENDED JULY 31,           JULY 31,
                                              -----------------------------------------------------------
                                                 2014            2013           2012           2011***
                                              -----------------------------------------------------------
Net asset value at beginning of period        $ 10.74          $10.80         $10.60         $10.11
                                              -----------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           .22             .45            .50            .52
  Net realized and unrealized gain (loss)         .05            (.04)           .20            .49
                                              -----------------------------------------------------
Total from investment operations                  .27             .41            .70           1.01
                                              -----------------------------------------------------
Less distributions from:
  Net investment income                          (.22)           (.45)          (.50)          (.52)
  Realized capital gains                         (.00)(a)        (.02)             -              -
                                              -----------------------------------------------------
Total distributions                              (.22)           (.47)          (.50)          (.52)
                                              -----------------------------------------------------
Net asset value at end of period              $ 10.79          $10.74         $10.80         $10.60
                                              =====================================================
Total return (%)*                                2.55            3.77           6.86          10.19
Net assets at end of period (000)             $10,747          $8,890         $7,929         $6,109
Ratios to average net assets:**
  Expenses (%)(b)                                 .96(c)          .95            .95            .95(c)
  Expenses, excluding reimbursements (%)(b)       .96(c)         1.06           1.14           1.70(c)
  Net investment income (%)                      4.00(c)         4.07           4.76           5.02(c)
Portfolio turnover (%)                              5              10             17             16(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $10,032,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects decreased trading activity due to market volatility.

================================================================================

70  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  71

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                          BEGINNING               ENDING             DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE        AUGUST 1, 2013 -
                                        AUGUST 1, 2013        JANUARY 31, 2014      JANUARY 31, 2014
                                       ---------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $1,027.00                 $3.37

Hypothetical
  (5% return before expenses)              1,000.00               1,021.88                  3.36

INSTITUTIONAL SHARES
Actual                                     1,000.00               1,027.50                  2.86

Hypothetical
  (5% return before expenses)              1,000.00               1,022.38                  2.85

ADVISER SHARES
Actual                                     1,000.00               1,025.50                  4.90

Hypothetical
  (5% return before expenses)              1,000.00               1,020.37                  4.89

* Expenses are equal to the annualized expense ratio of 0.66% for Fund Shares, 0.56% for Institutional Shares, and 0.96% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.70% for Fund Shares, 2.75% for Institutional Shares, and 2.55% for Adviser Shares for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

72  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40049-0314                               (C)2014, USAA. All rights reserved.


    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.